UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/14

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

The Commerce Funds Semi-Annual Report

April 30, 2014

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2014 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2014 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

PERFORMANCE REVIEW
November 1, 2013 - April 30, 2014	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	7.34%	6.95%	Russell 1000® Growth(b)
Value	6.89	9.61	Russell 1000® Value(c)
MidCap Growth	5.30	6.04	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	2.66	1.74	Barclays U.S. Aggregate Bond(e)
Short-Term Government	0.31	0.18	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	2.76	3.14	Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	2.99	3.14	Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	2.94	3.14	Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

STANDARDIZED TOTAL RETURNS(h)
For the period ended 03/31/2014	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	20.88%	18.29%	6.29%	7.90%	12/12/94
Value	18.97	21.89	7.40	6.30	3/3/97
MidCap Growth	19.69	21.14	7.87	8.29	12/12/94
Fixed Income Funds:
Bond	1.01	7.05	5.38	6.26	12/12/94
Short-Term Government	-0.17	2.51	2.98	4.51	12/12/94
National Tax-Free Intermediate Bond	-1.30	5.06	4.08	4.79	2/21/95
Missouri Tax-Free Intermediate Bond	-0.66	3.94	3.54	4.44	2/21/95
Kansas Tax-Free Intermediate Bond	-0.35	4.01	3.59	4.23	12/26/00

(h)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	1.07%	1.07%
Value	0.66	0.66
MidCap Growth	1.10	1.10
Fixed Income Funds:
Bond	0.72	0.72
Short-Term Government	0.68	0.83
National Tax-Free Intermediate Bond	0.68	0.68
Missouri Tax-Free Intermediate Bond	0.66	0.66
Kansas Tax-Free Intermediate Bond	0.72	0.85

(i)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2014) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Funds’ waivers and/or expense reimbursements, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.0%
Commercial Services – 1.1%
13,700	Moody’s Corp.	$ 1,075,450

Communications – 1.3%
26,700	Verizon Communications, Inc.	1,247,691

Consumer Durables* – 1.0%
16,750	Jarden Corp.	957,263

Consumer Non-Durables – 13.1%
29,600	Altria Group, Inc.	1,187,256
18,300	Colgate-Palmolive Co.	1,231,590
17,700	Kellogg Co.	1,182,891
9,900	Kimberly-Clark Corp.	1,111,275
14,800	Nike, Inc. Class B	1,079,660
14,700	PepsiCo, Inc.	1,262,583
13,900	Philip Morris International, Inc.	1,187,477
20,400	Reynolds American, Inc.	1,151,172
36,500	The Coca-Cola Co.	1,488,835
15,400	The Estee Lauder Cos., Inc. Class A	1,117,578
17,900	V. F. Corp.	1,093,511

		13,093,828

Consumer Services – 6.5%
17,600	CBS Corp. Class B	1,016,576
7,300	Charter Communications, Inc. Class A*	989,369
23,800	Comcast Corp. Class A	1,231,888
15,200	DIRECTV*	1,179,520
51,600	Service Corp.	968,532
13,600	Viacom, Inc. Class B	1,155,728

		6,541,613

Distribution Services – 2.2%
6,200	McKesson Corp.	1,048,978
4,700	W.W. Grainger, Inc.	1,195,680

		2,244,658

Electronic Technology – 8.9%
5,900	Apple, Inc.	3,481,531
43,300	Intel Corp.	1,155,677
17,900	Lam Research Corp.*	1,031,219
6,800	Lockheed Martin Corp.	1,116,152
19,200	Microchip Technology, Inc.	912,768
15,400	QUALCOMM, Inc.	1,212,134

		8,909,481

Finance – 10.9%
12,200	American Express Co.	1,066,646
53,600	American Homes 4 Rent Class A	860,280
14,700	Crown Castle International Corp.	1,069,131
21,100	Extra Space Storage, Inc.	1,104,163
5,500	IntercontinentalExchange Group, Inc.	1,124,420
15,000	Mastercard, Inc. Class A	1,103,250
6,600	Public Storage	1,158,366
14,200	T. Rowe Price Group, Inc.	1,166,246
12,400	The Chubb Corp.	1,141,792
5,600	Visa, Inc. Class A	1,134,616

		10,928,910

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 1.0%
19,200	Cerner Corp.	$ 984,960

Health Technology – 8.7%
9,200	Amgen, Inc.	1,028,100
9,700	Becton Dickinson & Co.	1,096,391
7,400	C. R. Bard, Inc.	1,016,242
9,500	IDEXX Laboratories, Inc.*	1,201,180
12,000	Johnson & Johnson	1,215,480
12,300	Pall Corp.	1,035,045
14,900	Stryker Corp.	1,158,475
10,400	Techne Corp.	928,824

		8,679,737

Industrial Services – 2.4%
12,000	Schlumberger Ltd.	1,218,600
26,900	Waste Management, Inc.	1,195,705

		2,414,305

Process Industries – 8.5%
27,000	Archer-Daniels-Midland Co.	1,180,710
23,000	Donaldson Co, Inc.	968,070
10,500	Ecolab, Inc.	1,098,720
10,600	Monsanto Co.	1,173,420
12,800	Packaging Corp. of America	852,864
24,400	RPM International, Inc.	1,040,904
5,800	The Sherwin-Williams Co.	1,159,072
10,700	W.R. Grace & Co.*	985,470

		8,459,230

Producer Manufacturing – 6.6%
31,000	Allison Transmission Holdings, Inc.	925,040
21,000	AMETEK, Inc.	1,107,120
13,300	Flowserve Corp.	971,565
13,100	Honeywell International, Inc.	1,216,990
13,900	Illinois Tool Works, Inc.	1,184,697
10,400	United Technologies Corp.	1,230,632

		6,636,044

Retail Trade – 7.7%
2,100	AutoZone, Inc.*	1,121,169
17,400	Dollar Tree, Inc.*	906,018
24,000	Lowe’s Cos., Inc.	1,101,840
19,200	Macy’s, Inc.	1,102,656
14,000	The Home Depot, Inc.	1,113,140
25,200	The Kroger Co.	1,160,208
14,300	Wal-Mart Stores, Inc.	1,139,853

		7,644,884

Technology Services – 12.8%
16,900	Adobe Systems, Inc.*	1,042,561
12,200	ANSYS, Inc.*	930,982
15,100	Automatic Data Processing, Inc.	1,177,196
17,200	Fiserv, Inc.*	1,045,416
2,600	Google, Inc. Class A*	1,390,688
2,600	Google, Inc. Class C*	1,369,316
9,600	International Business Machines Corp.	1,886,112

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
73,900	Microsoft Corp.	$ 2,985,560
23,400	Paychex, Inc.	978,354

		12,806,185

Transportation – 2.3%
5,800	Union Pacific Corp.	1,104,494
12,000	United Parcel Service, Inc. Class B	1,182,000

		2,286,494

TOTAL COMMON STOCKS
(Cost $74,976,794)		$ 94,910,733

Exchange Traded Fund – 4.2%
48,400	iShares Russell 1000 Growth Index Fund
(Cost $4,138,005)		$ 4,191,440

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$ 950,000	0.000%	05/01/14	$950,000
Maturity Value: $950,000
(Cost $950,000)

TOTAL INVESTMENTS – 100.1%
(Cost $80,064,799)			$100,052,173

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(117,641)

NET ASSETS – 100.0%			$99,934,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2014. This agreement was fully collateralized by $970,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $972,425.

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

Consumer Non-Durables	13.1%	13.1%
Technology Services	12.8	13.7
Finance	10.9	11.6
Electronic Technology	8.9	9.0
Health Technology	8.7	8.9
Process Industries	8.5	7.6
Retail Trade	7.7	9.0
Producer Manufacturing	6.6	5.5
Consumer Services	6.5	4.3
Exchange Traded Fund	4.2	3.5
Industrial Services	2.4	3.3
Transportation	2.3	2.2
Distribution Services	2.2	2.5
Communications	1.3	2.6
Commercial Services	1.1	—
Health Services	1	1.3
Consumer Durables	1	1.1
Short-term Investment	0.9	0.9

TOTAL INVESTMENTS	100.1%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Communications – 4.9%
140,000	AT&T, Inc.	$ 4,998,000
95,000	Verizon Communications, Inc.	4,439,350

		9,437,350

Consumer Durables – 3.8%
64,500	Hasbro, Inc.	3,564,270
43,000	Tupperware Brands Corp.	3,651,130

		7,215,400

Consumer Non-Durables – 7.7%
94,000	Altria Group, Inc.	3,770,340
33,500	Kimberly-Clark Corp.	3,760,375
44,000	Procter & Gamble Co.	3,632,200
65,500	Reynolds American, Inc.	3,696,165

		14,859,080

Consumer Services – 3.8%
72,500	Darden Restaurants, Inc.	3,603,975
36,500	McDonald’s Corp.	3,700,370

		7,304,345

Distribution Services – 1.9%
98,000	SYSCO Corp.	3,570,140

Electronic Technology – 7.7%
6,500	Apple, Inc.	3,835,585
135,000	Intel Corp.	3,603,150
22,000	Lockheed Martin Corp.	3,611,080
77,000	Microchip Technology, Inc.	3,660,580

		14,710,395

Energy Minerals – 11.7%
60,000	Chevron Corp.	7,531,200
103,000	ConocoPhillips	7,653,930
37,000	Exxon Mobil Corp.	3,789,170
37,000	Occidental Petroleum Corp.	3,542,750

		22,517,050

Finance – 19.8%
65,000	Bank of Hawaii Corp.	3,586,050
97,000	BB&T Corp.	3,621,010
47,000	Cullen/Frost Bankers, Inc.	3,591,270
125,000	Federated Investors, Inc. Class B	3,567,500
94,500	HCP, Inc.	3,955,770
145,000	JPMorgan Chase & Co.	8,117,100
157,000	Kimco Realty Corp.	3,598,440
163,000	Wells Fargo & Co.	8,091,320

		38,128,460

Health Technology – 9.6%
72,000	Bristol-Myers Squibb Co.	3,606,480
36,000	Johnson & Johnson	3,646,440
100,000	Merck & Co., Inc.	5,856,000
173,000	Pfizer, Inc.	5,411,440

		18,520,360

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 2.0%
86,500	Waste Management, Inc.	$ 3,844,925

Process Industries – 3.8%
54,500	E. I. du Pont de Nemours and Co.	3,668,940
86,000	Sonoco Products Co.	3,618,880

		7,287,820

Producer Manufacturing – 6.4%
30,000	3M Co.	4,172,700
52,500	Emerson Electric Co.	3,579,450
170,000	General Electric Co.	4,571,300

		12,323,450

Retail Trade – 2.4%
74,000	Target Corp.	4,569,500

Technology Services – 2.0%
90,000	Paychex, Inc.	3,762,900

Utilities – 7.6%
49,500	Dominion Resources, Inc.	3,590,730
37,000	NextEra Energy, Inc.	3,694,450
108,000	PPL Corp.	3,600,720
81,000	The Southern Co.	3,712,230

		14,598,130

TOTAL COMMON STOCKS
(Cost $147,465,663)		$182,649,305

Exchange Traded Fund – 3.8%
75,000	iShares Russell 1000 Value Index Fund
(Cost $7,051,995)		$ 7,303,500

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co.
$ 3,625,000	0.000%	05/01/14	$3,625,000
Maturity Value: $3,625,000
(Cost $3,625,000)

TOTAL INVESTMENTS – 100.8%
(Cost $158,142,658)			$193,577,805

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(1,449,757)

NET ASSETS – 100.0%			$192,128,048

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on 04/30/2014. This agreement was fully collateralized by $3,735,000 U.S. Treasury Note, 2.125%, due 08/15/21 with a market value of $3,701,034.

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

Finance	19.8%	19.6%
Energy Minerals	11.7	12.8
Health Technology	9.6	10.1
Consumer Non-Durables	7.7	8.0
Electronic Technology	7.7	8.1
Utilities	7.6	7.5
Producer Manufacturing	6.4	6.0
Communications	4.9	5.6
Exchange Traded Fund	3.8	1.1
Consumer Services	3.8	3.9
Process Industries	3.8	3.9
Consumer Durables	3.8	4.0
Retail Trade	2.4	2.0
Industrial Services	2.0	1.9
Technology Services	2.0	1.9
Distribution Services	1.9	1.9
Short-term Investment	1.9	1.5

TOTAL INVESTMENTS	100.8%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Commercial Services – 6.1%
11,100	Equifax, Inc.	$ 785,991
11,000	Gartner, Inc.*	758,340
25,700	KAR Auction Services, Inc.	765,346
9,700	Morningstar, Inc.	711,301
7,800	The Dun & Bradstreet Corp.	863,928

		3,884,906

Communications* – 1.3%
9,100	SBA Communications Corp. Class A	816,816

Consumer Durables – 3.6%
10,600	Harley-Davidson, Inc.	783,764
13,200	Jarden Corp.*	754,380
9,400	Tupperware Brands Corp.	798,154

		2,336,298

Consumer Non-Durables – 7.4%
9,500	Constellation Brands, Inc. Class A*	758,480
15,300	Dr Pepper Snapple Group, Inc.	847,926
11,000	McCormick & Co., Inc.	783,200
28,000	Pinnacle Foods, Inc.	851,200
4,900	Ralph Lauren Corp.	741,713
8,000	The Hershey Co.	769,920

		4,752,439

Consumer Services – 8.1%
8,600	Discovery Communications, Inc. Class A*	652,740
15,800	Dunkin’ Brands Group, Inc.	719,058
14,000	Marriott International, Inc. Class A	811,020
42,900	Regal Entertainment Group Class A	806,520
9,000	Scripps Networks Interactive, Inc. Class A	675,630
40,500	Service Corp.	760,185
10,800	Wyndham Worldwide Corp.	770,472

		5,195,625

Distribution Services – 1.2%
3,000	W.W. Grainger, Inc.	763,200

Electronic Technology – 7.2%
10,700	Harris Corp.	786,664
14,100	Lam Research Corp.*	812,301
17,400	Linear Technology Corp.	774,300
16,400	Microchip Technology, Inc.	779,656
14,200	Xilinx, Inc.	670,098
11,200	Zebra Technologies Corp. Class A*	777,728

		4,600,747

Energy Minerals – 1.3%
11,300	Noble Energy, Inc.	811,114

Finance – 8.2%
25,400	Brown & Brown, Inc.	756,412
13,800	CBOE Holdings, Inc.	736,368
9,700	Crown Castle International Corp.*	705,481
6,800	Federal Realty Investment Trust	799,272

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
3,500	IntercontinentalExchange Group, Inc.	$ 715,540
9,500	T. Rowe Price Group, Inc.	780,235
13,000	The Hanover Insurance Group, Inc.	759,850

		5,253,158

Health Services* – 2.4%
7,500	Covance, Inc.	662,100
8,600	Laboratory Corporation of America Holdings	848,820

		1,510,920

Health Technology – 7.2%
16,000	DENTSPLY International, Inc.	714,080
6,300	IDEXX Laboratories, Inc.*	796,572
8,900	Pall Corp.	748,935
10,600	Sirona Dental Systems, Inc.*	797,332
8,200	Techne Corp.	732,342
8,400	Zimmer Holdings, Inc.	813,120

		4,602,381

Industrial Services – 2.4%
10,600	Oceaneering International, Inc.	776,768
21,400	Quanta Services, Inc.*	754,992

		1,531,760

Process Industries – 7.3%
16,300	Crown Holdings, Inc.*	768,871
11,800	Packaging Corp. of America	786,234
10,200	Rockwood Holdings, Inc.	724,710
19,200	RPM International, Inc.	819,072
8,436	Sigma-Aldrich Corp.	811,628
3,800	The Sherwin-Williams Co.	759,392

		4,669,907

Producer Manufacturing – 11.9%
14,700	A.O. Smith Corp.	687,372
26,800	Allison Transmission Holdings, Inc.	799,712
15,100	AMETEK, Inc.	796,072
8,100	Dover Corp.	699,840
10,300	Flowserve Corp.	752,415
10,000	Graco, Inc.	725,000
10,800	IDEX Corp.	805,356
18,100	ITT Corp.	780,834
3,200	Mettler-Toledo International, Inc.*	745,984
12,500	The Toro Co.	794,250

		7,586,835

Retail Trade – 11.7%
1,600	AutoZone, Inc.*	854,224
10,900	Carter’s, Inc.	802,894
13,700	Dollar Tree, Inc.*	713,359
18,000	DSW, Inc. Class A	601,020
27,500	Liberty Interactive Corp. Class A*	799,150
12,100	Nordstrom, Inc.	741,488
5,200	O’Reilly Automotive, Inc.*	773,708

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
11,300	PetSmart, Inc.	$ 764,784
10,300	Ross Stores, Inc.	701,224
12,100	Williams-Sonoma, Inc.	760,122

		7,511,973

Technology Services – 6.7%
2,900	Alliance Data Systems Corp.*	701,510
18,900	Informatica Corp.*	670,005
13,700	MICROS Systems, Inc.*	705,550
17,600	Paychex, Inc.	735,856
11,300	Solera Holdings, Inc.	732,014
23,600	Total System Services, Inc.	749,772

		4,294,707

Transportation – 1.2%
7,700	Kansas City Southern	776,776

TOTAL COMMON STOCKS
(Cost $47,373,869)		$60,899,562

Exchange Traded Fund – 3.9%
29,400	iShares Russell Midcap Growth Index Fund
(Cost $2,170,732)		$ 2,484,888

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$ 599,000	0.000%	05/01/14	$599,000
Maturity Value: $599,000
(Cost $599,000)

TOTAL INVESTMENTS – 100.0%
(Cost $50,143,601)			$63,983,450

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(6,263)

NET ASSETS – 100.0%			$63,977,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2014. This agreement was fully collateralized by $610,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $611,525.

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

Producer Manufacturing	11.9%	8.8%
Retail Trade	11.7	11.7
Finance	8.2	8.3
Consumer Services	8.1	7.5
Consumer Non-Durables	7.4	3.4
Process Industries	7.3	8.2
Health Technology	7.2	8.6
Electronic Technology	7.2	8.3
Technology Services	6.7	7.2
Commercial Services	6.1	4.8
Exchange Traded Fund	3.9	3.3
Consumer Durables	3.6	3.7
Industrial Services	2.4	3.5
Health Services	2.4	2.3
Communications	1.3	2.5
Energy Minerals	1.3	1.3
Transportation	1.2	2.5
Distribution Services	1.2	3.5
Short-term Investment	0.9	0.7

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 9.3%
Auto – 2.0%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$6,538,895
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
207,363	1.890	07/15/16	207,837
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
279,077	1.180	08/15/17	280,219
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
2,860,139	1.410	09/17/18	2,876,979
CPS Auto Trust Series 2012-B, Class A(a)
1,409,080	2.520	09/16/19	1,428,704
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
210,744	2.020	08/15/16	211,074
Flagship Credit Auto Trust Series 2013-1, Class A(a)
2,053,717	1.320	04/16/18	2,057,683
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,054,822

			16,656,213

Commercial – 0.1%
Small Business Administration Series 2006-P10B, Class 1
539,101	5.681	08/10/16	564,664

Equipment(a) – 0.6%
Cronos Containers Program Ltd. Series 2013-1A, Class A
900,000	3.080	04/18/28	892,569
Global SC Finance SRL Series 2013-1A, Class A
3,942,000	2.980	04/17/28	3,896,671

			4,789,240

Home Equity – 5.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.544	01/25/35	1,150,248
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,906,784	2.304	05/25/34	1,915,433
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,053,505	5.907	06/25/32	2,959,186
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	0.994	10/25/34	2,090,579
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,704,185	0.884	08/25/35	5,320,983
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
871,786	0.352	02/25/37	587,104

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
$ 659,238	4.250%	09/25/33	$665,017
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	455,216
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,479,943	1.400	12/17/30	3,483,082
Irwin Home Equity Series 2005-A, Class A3(b)
1,947,119	0.914	02/25/34	1,845,281
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.384	07/25/36	2,902,799
Lehman XS Trust Series 2005-1, Class 1A4(b)
532,383	0.664	07/25/35	493,245
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.829	12/25/34	6,055,497
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
508,764	4.814	11/25/35	500,673
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	933,292
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
934,348	3.900	03/25/33	931,171
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,202,934	5.490	10/25/33	3,366,277
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
189,728	8.350	03/25/25	188,991
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
267,108	7.980	09/25/30	267,460
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,041,058	6.740	07/25/29	2,722,702
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,727,172	1.279	06/25/33	1,626,893
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,649,829	5.250	06/25/35	1,678,491
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
286,635	4.618	09/25/36	299,145
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.404	07/25/36	2,593,805

			45,032,570

Manufactured Housing – 0.6%
Green Tree Financial Corp. Series 1993-4, Class A5
160,623	7.050	01/15/19	165,522

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1996-4, Class A7(b)
$ 157,406	7.900%	06/15/27	$159,134
Green Tree Financial Corp. Series 1997-3, Class A6
39,727	7.320	03/15/28	42,457
Green Tree Financial Corp. Series 1998-3, Class A5
2,477,580	6.220	03/01/30	2,634,322
Green Tree Financial Corp. Series 1998-3, Class A6(b)
309,456	6.760	03/01/30	333,691
Lehman Manufactured Housing Contract Series 2001-B, Class A3
222,479	4.350	04/15/40	228,073
Mid-State Trust Series 11, Class A1
311,779	4.864	07/15/38	332,546
Newcastle Investment Trust Series 2011-MH1, Class A(a)
985,662	2.450	12/10/33	985,447
Origen Manufactured Housing Series 2005-B, Class A3
202,158	5.605	05/15/22	203,265

			5,084,457

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	0.978	10/30/45	800,484
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,108,156

			3,908,640

TOTAL ASSET-BACKED SECURITIES
(Cost $71,482,277)			$76,035,784

Municipal Bond Obligations – 11.7%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,342,721

California – 2.4%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,555,640
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,804,536
11,420,000	0.000	09/01/43	1,793,511
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,715,410
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,013,345

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
$11,005,000	0.000%	08/01/37	$2,782,835
12,290,000	0.000	08/01/39	2,608,921

			19,274,198

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,775,850

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,166,940

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,480,890

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,215,357
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,123,810

			2,339,167

Indiana – 0.6%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,879,050

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,655,000	3.500	12/01/15	1,703,359

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,111,910

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,591,590

Missouri – 1.6%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,128,525
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,166,220

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
$ 1,570,000	4.693%	01/01/16	$1,652,959
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,010,924
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,490,085
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,930,374

			13,379,087

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,766,365

New Jersey – 0.5%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	3,000,000
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,336,200

			4,336,200

New York – 1.2%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,229,120
1,055,000	5.008	06/01/22	1,184,775
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,597,322
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,161,560

			10,172,777

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,629,650
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,172,209

			4,801,859

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,647,490

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 0.4%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
$ 1,100,000	5.500%	07/01/20	$757,460
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,611,200

			3,368,660

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	715,176
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,346,148

			3,061,324

South Carolina – 0.5%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
4,145,000	4.000	07/01/34	4,252,687

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,900,320

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $88,355,942)			$96,352,444

Mortgage-Backed Obligations – 19.8%
Collateralized Mortgage Obligations – 13.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,177,214	2.472%	04/25/35	$2,172,960
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,571,286	6.000	02/25/34	2,723,396
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,462,811	5.500	11/25/20	1,493,106
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
301,961	6.000	04/25/36	311,563
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	5,111,865
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,488,047	2.445	11/25/35	1,976,786
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
635,517	5.750	01/25/34	663,001
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
413,856	5.500	11/25/33	422,479

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
$ 66,080	5.500%	08/25/21	$66,435
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,440,115	6.750	08/25/34	1,548,750
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,212,634	2.813	12/25/35	983,891
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
463,755	2.737	04/25/37	378,931
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
657,012	5.750	09/25/21	666,867
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,943,688	0.502	07/25/36	1,881,922
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
258,365	5.500	07/25/36	259,106
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
515,380	5.250	09/25/19	525,204
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
57,758	4.750	12/25/18	57,798
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
168,572	6.500	08/25/32	170,101
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
439,248	6.000	07/25/37	413,829
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
978,124	5.500	08/25/33	1,023,509
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
411,714	4.750	01/25/19	421,098
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,732,740	5.500	12/25/35	1,594,936
Countrywide Home Loans Trust Series 2005-6, Class 2A1
466,074	5.500	04/25/35	437,654
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,322,876	0.694	03/25/35	2,204,500
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
498,631	5.250	07/25/33	513,605
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
7,203,215	5.500	07/25/35	7,425,787
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
4,252,673	3.000	06/25/43	3,967,804
FHLMC REMIC PAC Series 1579, Class PM
214,054	6.700	09/15/23	245,270
FHLMC REMIC PAC Series 2103, Class TE
160,018	6.000	12/15/28	175,881

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2110, Class PG
$ 742,999	6.000%	01/15/29	$825,894
FHLMC REMIC Series 2391, Class Z
1,998,072	6.000	12/15/31	2,194,384
FHLMC REMIC Series 2508, Class OY
308,826	4.500	10/15/17	320,891
FHLMC REMIC Series 2603, Class C
991,514	5.500	04/15/23	1,090,457
FHLMC REMIC Series 2677, Class BC
321,271	4.000	09/15/18	336,701
FHLMC REMIC Series 2866, Class DH
864,193	4.000	09/15/34	912,097
FHLMC REMIC Series 2890, Class KB
143,897	4.500	02/15/19	144,057
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
979,816	6.000	01/25/35	1,000,865
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,071,052	5.500	05/25/35	2,966,240
FNMA REMIC FNIC PAC Series 2001-45, Class WG
312,260	6.500	09/25/31	351,117
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,416,181
FNMA REMIC PAC Series 2003-14, Class AP
151,808	4.000	03/25/33	159,625
FNMA REMIC PAC Series 2004-53, Class NC
1,205,172	5.500	07/25/24	1,324,479
FNMA REMIC Series 2002-73, Class OE
974,394	5.000	11/25/17	1,026,575
FNMA REMIC Series 2002-82, Class XE
853,677	5.000	12/25/17	888,094
FNMA REMIC Series 2003-83, Class PG
198,710	5.000	06/25/23	210,228
FNMA REMIC Series 2003-84, Class PG
55,255	5.000	03/25/32	55,758
FNMA Series 2003-W6, Class 2A32
207,370	6.500	09/25/42	234,450
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,456,371	0.494	12/25/34	1,386,928
Impac CMB Trust Series 2003-2F, Class A(b)
970,468	5.730	01/25/33	1,018,289
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,324,824	0.794	09/25/34	2,197,180
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,636,978	4.616	09/25/34	3,684,059
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
487,119	4.442	08/25/34	512,077
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,212,501	6.000	03/25/36	1,963,143

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
$ 713,950	5.095%	04/25/37	$655,597
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)(b)
3,449,337	3.491	07/25/43	3,418,483
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,482,991	2.685	07/25/33	1,461,851
Master Alternative Loans Trust Series 2004-4, Class 1A1
338,172	5.500	05/25/34	359,453
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,781,821	6.500	05/25/34	1,852,705
Master Alternative Loans Trust Series 2004-9, Class A6(c)
1,317,541	5.143	08/25/34	1,378,362
Master Asset Securitization Trust Series 2003-10, Class 3A1
167,799	5.500	11/25/33	176,039
Master Asset Securitization Trust Series 2003-7, Class 1A1
385,913	5.500	09/25/33	400,658
Master Asset Securitization Trust Series 2004-3, Class 5A1
38,458	6.250	01/25/32	39,090
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
4,486	5.250	08/25/36	4,479
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
577,220	1.685	03/25/33	547,744
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,583,608	5.581	11/25/35	2,435,586
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
2,087,734	6.000	08/25/37	1,902,397
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,941,452	3.250	07/25/43	4,011,625
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,545,183	2.404	05/25/38	1,437,454
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,783,600	5.986	11/25/21	1,691,731
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
89,406	5.091	07/25/35	91,178
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,390,189	4.750	04/25/33	1,433,617
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,957,777	5.750	02/25/34	3,096,997
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
467,709	0.654	07/25/35	419,002
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
379,395	6.000	07/25/32	378,946

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$ 1,077,480	5.000%	08/25/19	$1,106,684
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
246,171	6.000	05/25/33	259,273
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
408,235	5.500	11/25/35	385,732
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,158,038	5.750	12/25/35	1,117,391
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
796,569	5.500	12/25/21	826,668
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
924,911	0.467	11/20/34	925,791
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,666,884	2.481	10/25/34	1,663,480
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
492,455	2.458	04/25/34	488,794
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,648,015	5.250	09/25/33	1,741,243
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
827,328	2.426	10/25/33	831,666
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,245,428	2.475	11/25/33	1,249,359
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
606,300	2.693	11/25/33	596,879
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
1,618,187	5.710	06/25/34	1,659,648
Structured Asset Securities Corp. Series 2005-6, Class 5A2
143,445	5.000	05/25/35	146,709
Structured Asset Securities Corp. Series 2005-6, Class 5A4
198,929	5.000	05/25/35	202,833
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
785,299	5.500	06/25/20	804,167
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
740,505	2.613	09/25/35	716,017
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
744,379	5.250	03/25/37	785,181

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			$110,758,312

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 5.3%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,172,705
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,599,655
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,144,252
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,796,080
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	999,889
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,054,023
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,153,145
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	717,760
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,544,997
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,018,855
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,120,860
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
3,780,756	1.524	01/10/45	3,819,328
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
1,384,733	2.501	02/15/44	1,400,302
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
2,231,758	1.607	06/15/44	2,249,206
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895	03/15/47	2,523,671
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036	05/15/47	3,604,898

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
			$43,919,626

Mortgage-Backed Pass-Through Obligations – 1.0%
FHLMC
$ 7,853	8.500%	02/01/19	$7,926
37,363	8.500	03/01/21	40,210
346,232	7.000	05/01/26	394,989
7,093	7.000	10/01/30	7,192
48,560	7.500	12/01/30	55,348
93,072	7.500	01/01/31	105,935

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC – (continued)
$ 164,710	7.000%		08/01/31	$192,529
1,912,252	5.000		05/01/33	2,127,404
395,723	2.354	(b)	05/01/34	419,371
473,793	2.441	(b)	01/01/36	506,651
FNMA
19,839	9.000		11/01/21	21,212
64,646	9.000		02/01/25	72,947
14,473	6.500		03/01/26	16,283
18,350	8.000		07/01/28	19,163
61,069	6.500		10/01/28	69,085
61,047	2.330	(b)	12/01/28	62,606
63,757	6.000		07/01/29	71,160
31,585	7.500		09/01/29	34,300
54,145	7.000		03/01/31	60,387
20,437	7.500		03/01/31	23,396
57,812	7.000		11/01/31	64,816
187,028	7.000		01/01/32	209,363
223,346	6.000		12/01/32	250,963
60,775	1.787	(b)	02/01/33	63,640
450,808	5.000		07/01/33	496,446
385,233	2.490	(b)	10/01/34	407,958
605,384	5.053	(b)	02/01/35	646,035
GNMA
138,898	8.000		02/15/22	154,473
54,105	7.500		08/20/25	62,709
234,163	7.500		07/20/26	271,291
171,182	6.500		04/15/31	193,528
231,706	6.500		05/15/31	261,895
732,925	5.500		04/15/33	817,678

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
				$8,208,889

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $143,776,566)				$162,886,827

Corporate Obligations – 49.0%
Aerospace/Defense – 0.7%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$1,078,333
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,430,113
United Technologies Corp.
2,000,000	5.700		04/15/40	2,438,502

				5,946,948

Auto Manufacturers(a) – 0.7%
Daimler Finance NA LLC
3,000,000	2.300		01/09/15	3,037,749
Hyundai Capital America
2,900,000	2.550		02/06/19	2,906,319

				5,944,068

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 0.6%
Anheuser-Busch Cos., Inc.
$ 1,500,000	5.600%	03/01/17	$1,679,311
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	620,562
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,763,680

			5,063,553

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,562,268

Chemicals – 0.7%
FMC Corp.
3,000,000	5.200	12/15/19	3,339,948
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,076,154

			5,416,102

Commercial Banks – 3.7%
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,037,670
2,000,000	5.125	01/08/20	2,247,858
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,501,028
Credit Suisse New York
3,000,000	5.400	01/14/20	3,358,911
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,974,355
National Bank of Canada
3,100,000	1.450	11/07/17	3,071,275
PNC Bank NA
1,750,000	1.125	01/27/17	1,750,975
2,500,000	2.950	01/30/23	2,417,768
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,529,830
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,106,596
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,230,675

			30,226,941

Commercial Services – 0.4%
Northwestern University
1,000,000	4.643	12/01/44	1,061,925
The ADT Corp.
2,000,000	2.250	07/15/17	1,980,000

			3,041,925

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,985,204

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Computer Services – 0.0%
International Business Machines Corp.
$ 300,000	5.700%	09/14/17	$343,196

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,903,937
KOC Holding AS(a)
2,350,000	3.500	04/24/20	2,197,250
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,021,994

			8,123,181

Electric – 3.1%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	1,967,746
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,354,841
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,628,323
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,250,689
PacifiCorp
2,000,000	3.850	06/15/21	2,132,154
1,900,000	6.100	08/01/36	2,389,360
Public Service Co. of Colorado
2,000,000	3.600	09/15/42	1,811,140
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,690,120
3,100,000	6.000	06/01/39	3,948,151
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,171,798
3,000,000	5.500	03/15/40	3,558,060
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	470,908

			25,373,290

Financial – 10.5%
Abbey National Treasury Services PLC
1,000,000	3.050	08/23/18	1,041,526
Air Lease Corp.
3,000,000	3.375	01/15/19	3,060,000
1,175,000	3.875	04/01/21	1,186,750
American Honda Finance Corp.(a)
1,500,000	1.500	09/11/17	1,504,711
Ares Capital Corp.
2,250,000	4.875	11/30/18	2,343,746
Bank of America Corp.
2,000,000	3.700	09/01/15	2,075,086
2,000,000	5.700	01/24/22	2,289,782
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,250,540
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,445,080

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Blackstone Holdings Finance Co. LLC(a)
$ 1,000,000	6.625%		08/15/19	$1,184,750
3,000,000	5.875		03/15/21	3,467,175
Citigroup, Inc.
2,060,000	2.550		04/08/19	2,058,970
3,000,000	5.500		09/13/25	3,253,788
CME Group, Inc.
1,685,000	3.000		09/15/22	1,669,235
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,105,788
General Electric Capital Corp.
170,000	5.500		06/04/14	170,707
150,000	0.555	(b)	12/20/16	149,383
2,000,000	5.625		05/01/18	2,292,292
1,600,000	6.250	(b)	12/29/49	1,738,000
Invesco Finance PLC
4,715,000	3.125		11/30/22	4,630,352
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,663,624
JPMorgan Chase & Co.
300,000	6.000		01/15/18	343,897
2,000,000	4.350		08/15/21	2,152,536
150,000	1.225	(b)	04/26/23	145,781
Merrill Lynch & Co., Inc.
2,250,000	6.400		08/28/17	2,577,249
1,270,000	6.875		04/25/18	1,496,193
1,270,000	6.500		07/15/18	1,483,135
Metropolitan Life Insurance Co.(a)
4,815,000	7.700		11/01/15	5,285,411
Morgan Stanley & Co.
2,500,000	4.875		11/01/22	2,638,130
1,875,000	4.100		05/22/23	1,862,685
Northern Trust Corp.
3,000,000	3.950		10/30/25	3,042,192
NYSE Euronext
1,250,000	2.000		10/05/17	1,271,005
PNC Financial Services Group, Inc.(b)
2,500,000	6.750		07/29/49	2,756,250
Royal Bank of Canada
610,000	1.200		09/19/17	606,322
Scottrade Financial Services, Inc.(a)
1,035,000	6.125		07/11/21	1,054,568
TD Ameritrade Holding Corp.
2,750,000	4.150		12/01/14	2,807,918
400,000	5.600		12/01/19	464,555
The Bank of New York Mellon Corp.
2,000,000	2.400		01/17/17	2,069,390
The Toronto-Dominion Bank
3,000,000	2.500		07/14/16	3,113,343
Toyota Motor Credit Corp.
2,000,000	1.750		05/22/17	2,033,204
1,000,000	2.000		10/24/18	1,006,376

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Wells Fargo & Co.
$ 1,565,000	3.450%	02/13/23	$1,530,378

			86,321,803

Food – 0.8%
Campbell Soup Co.
235,000	3.050	07/15/17	246,666
Danone SA(a)
2,700,000	3.000	06/15/22	2,628,110
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	3,994,676

			6,869,452

Hardware – 0.1%
Intel Corp.
400,000	1.350	12/15/17	399,387

Healthcare-Products – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,013,569

Health Technology – 0.5%
Amgen, Inc.
400,000	2.500	11/15/16	415,161
1,295,000	6.400	02/01/39	1,603,745
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,055,612
Gilead Sciences, Inc.
300,000	3.050	12/01/16	315,278

			4,389,796

Healthcare-Services – 0.4%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	321,024
100,000	3.125	05/15/16	104,012
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,340,028
Quest Diagnostics, Inc.
525,000	6.400	07/01/17	594,361
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	250,054

			3,609,479

Household Products – 0.4%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	1,918,406
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,017,022

			2,935,428

Industrial – 0.7%
Amphenol Corp.
1,565,000	2.550	01/30/19	1,583,495
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,056,262

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Industrial – (continued)
Receipts on Corporate Securities Trust NSC-1998-1
$ 1,187,300	6.375%	05/15/17	$1,196,205

			5,835,962

Insurance – 5.1%
Aegon NV
2,650,000	4.625	12/01/15	2,806,824
American International Group, Inc.
1,000,000	5.450	05/18/17	1,118,589
1,400,000	4.125	02/15/24	1,465,041
Assurant, Inc.
3,775,000	2.500	03/15/18	3,779,002
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,823,010
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,728,984
Genworth Financial, Inc.
738,000	8.625	12/15/16	871,541
2,000,000	7.625	09/24/21	2,499,104
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,139,708
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,017,782
MetLife, Inc.
2,055,000	10.750	08/01/39	3,144,150
PartnerRe Finance B LLC
525,000	5.500	06/01/20	583,474
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,105,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,341,196
2,100,000	5.000	06/01/21	2,296,096
White Mountains RE Group(a)
1,269,000	6.375	03/20/17	1,413,769
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,546,048

			41,679,318

Media Non-Cable – 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	5.000	03/01/21	3,115,016
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	1,011,423

			4,126,439

Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	1,005,668
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,934,624
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,254,316

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
Rio Tinto Finance USA PLC
$ 3,000,000	1.625%	08/21/17	$3,018,399
Timken Co.
2,750,000	6.875	05/08/28	3,204,798

			13,417,805

Oil & Gas – 2.5%
Apache Corp.
675,000	5.625	01/15/17	754,643
1,360,000	7.375	08/15/47	1,852,791
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,123,024
BP Capital Markets PLC
6,000,000	1.375	11/06/17	6,004,392
Energen Corp.
2,000,000	4.625	09/01/21	1,970,270
Hess Corp.
2,115,000	7.875	10/01/29	2,842,985
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	1,023,861
Tosco Corp.
2,095,000	8.125	02/15/30	3,060,942

			20,632,908

Pharmaceuticals – 1.7%
AstraZeneca PLC
500,000	5.900	09/15/17	573,549
3,000,000	1.950	09/18/19	2,952,291
Johnson & Johnson
400,000	5.150	07/15/18	457,364
McKesson Corp.
225,000	3.250	03/01/16	234,666
Mylan, Inc.(a)
1,455,000	6.000	11/15/18	1,531,142
3,135,000	7.875	07/15/20	3,498,741
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,003,989
Pharmacia Corp.
475,000	6.500	12/01/18	567,011

			13,818,753

Pipelines – 2.0%
Buckeye Partners LP
2,000,000	4.150	07/01/23	2,024,114
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,412,316
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,990,370
ONEOK Partners LP
875,000	8.625	03/01/19	1,095,250
Tennessee Gas Pipeline Co. LLC
2,000,000	7.625	04/01/37	2,660,896

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Williams Partners LP
$ 3,390,000	4.500%	11/15/23	$3,531,966

			16,714,912

Real Estate – 3.6%
Essex Portfolio LP(a)
1,000,000	3.875	05/01/24	995,642
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,330,898
825,000	5.000	08/15/22	867,365
1,685,000	4.650	03/15/24	1,695,481
Kimco Realty Corp.
1,345,000	3.125	06/01/23	1,281,061
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,905,814
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,610,612
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,202,802
2,800,000	4.450	03/15/24	2,839,827
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,431,687
ProLogis LP
2,000,000	6.125	12/01/16	2,264,104
Realty Income Corp.
2,000,000	2.000	01/31/18	1,981,396
320,000	6.750	08/15/19	377,799
Simon Property Group LP
2,815,000	3.750	02/01/24	2,869,588
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,260,457
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,563,450
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,040,954

			29,518,937

Retail – 0.3%
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	989,566
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,589,522

			2,579,088

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750	02/01/20	623,305

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,964,331

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – 2.2%
AT&T, Inc.
$ 2,320,000	2.500%	08/15/15	$2,377,267
200,000	5.500	02/01/18	226,786
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,106,864
Orange SA
300,000	2.125	09/16/15	305,017
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,468,251
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,708,003
Verizon Communications, Inc.
450,000	3.500	11/01/21	457,492
4,630,000	4.150	03/15/24	4,743,782
Vodafone Group PLC
1,000,000	1.500	02/19/18	991,933

			18,385,395

Transportation – 0.2%
Union Pacific Corp.
500,000	4.750	09/15/41	528,150
1,220,000	4.750	12/15/43	1,299,897

			1,828,047

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,045,584

Utilities – 2.2%
Alabama Power Co.
6,166,000	5.650	03/15/35	6,377,352
Commonwealth Edison Co.
1,230,000	6.450	01/15/38	1,604,992
KeySpan Corp.
2,975,000	8.000	11/15/30	4,031,714
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	1,957,465
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,485,678
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,110,079
The Southern Co.
250,000	4.150	05/15/14	250,263

			17,817,543

Yankee – 1.2%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,510,037
UBS AG
7,335,000	7.375	06/15/17	8,421,556

			9,931,593

TOTAL CORPORATE OBLIGATIONS
(Cost $388,863,693)			$402,485,510

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Ontario Province of Canada
$ 275,000	2.950%	02/05/15	$280,602
245,000	1.650	09/27/19	239,056

			519,658

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $519,360)			$519,658

U.S. Government Agency Obligations – 6.0%
FFCB
$ 6,135,000	4.500%	05/06/14	$6,138,773
150,000	1.290	09/25/18	148,404
350,000	1.690	08/28/19	346,372
350,000	1.420	10/22/19	337,049
2,860,000	5.190	04/22/21	3,367,853
FHLB
2,650,000	7.125	02/15/30	3,638,283
FHLMC
2,860,000	2.875	02/09/15	2,919,565
2,500,000	5.000	02/16/17	2,788,965
5,500,000	5.500	08/23/17	6,287,738
3,000,000	4.875	06/13/18	3,416,181
FNMA
4,500,000	5.000	02/13/17	5,014,062
3,000,000	5.000	05/11/17	3,365,523
6,000,000	5.375	06/12/17	6,799,224
1,240,000	2.500	10/16/18	1,252,147
Tennessee Valley Authority
2,012,114	4.929	01/15/21	2,268,659
1,117,426	5.131	01/15/21	1,251,517

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,415,310)			$49,340,315

U.S. Treasury Obligations – 1.5%
United States Treasury Bonds
$ 3,000,000	4.500%	02/15/36	$3,576,093
3,000,000	3.500	02/15/39	3,063,750
United States Treasury Inflation Protected Securities
299,732	0.125	04/15/17	309,123
365,594	0.125	04/15/18	375,505
United States Treasury Note
5,000,000	2.750	11/30/16	5,264,060

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,576,014)			$12,588,531

Shares	Description	Rate	Value
Investment Company – 0.6%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.890%	$5,212,166
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co.
$20,978,000	0.000%	05/01/14	$20,978,000
Maturity Value: $20,978,000
(Cost $20,978,000)

TOTAL INVESTMENTS – 100.6%
(Cost $777,928,205)			$826,399,235

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(5,253,300)

NET ASSETS – 100.0%			$821,145,935

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $107,231,789, which represents approximately 13.1% of net assets as of April 30, 2014.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2014.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on April 30, 2014. This agreement was fully collateralized by $21,595,000 U.S. Treasury Note, 2.125%, due 08/15/21 with a market value of $21,398,615.

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

Corporate Obligations	49.0%	48.2%
Collateralized Mortgage Obligations	13.5	15.4
Municipal Bond Obligations	11.7	12.0
Asset-Backed Securities	9.3	9.9
U.S.Government Agency Obligations	6.0	6.4
Commercial Mortgage Obligations	5.3	2.6
U.S. Treasury Obligations	1.5	1.5
Mortgage-Backed Pass-Through Obligations	1.0	1.1
Foreign Debt Obligations	0.1	0.0
Investment Companies	0.6	0.6
Short-term Investment	2.6	2.2

TOTAL INVESTMENTS	100.6%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.8%
Commercial – 0.2%
Small Business Administration Series 2006-P10B, Class 1
$ 215,640	5.681%	08/10/16	$225,865

Home Equity(a) – 3.6%
Argent Securities, Inc. Series 2004-W5, Class AV3B
697,382	1.054	04/25/34	677,818
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,115,237	1.054	08/25/44	1,112,487
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	0.604	11/25/34	511,932
Lehman XS Trust Series 2005-7N, Class 1A1A
244,315	0.424	12/25/35	217,254
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.234	03/25/33	513,601
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
289,452	1.554	07/25/34	271,187
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
217,845	0.954	09/25/34	204,046

			3,508,325

TOTAL ASSET-BACKED SECURITIES
(Cost $3,169,369)			$3,734,190

Mortgage-Backed Obligations – 21.7%
Collateralized Mortgage Obligations – 20.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 312,067	2.472%	04/25/35	$311,458
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
113,037	5.010	10/25/34	117,011
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
280,403	6.000	02/25/34	296,991
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
468,680	2.823	11/25/33	470,963
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
24,633	4.831	09/20/34	24,689
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
179,566	5.142	11/25/34	176,556
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
160,684	5.500	11/25/33	164,033
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
152,912	2.676	09/25/34	155,030
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
196,866	5.375	01/25/35	202,550

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
$ 34,600	4.750%	12/25/18	$34,624
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
47,851	5.500	08/25/33	50,071
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
97,304	5.000	02/25/18	99,066
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
215,429	2.641	11/19/33	210,640
FHLMC REMIC PAC Series 023, Class PK
228,579	6.000	11/25/23	248,517
FHLMC REMIC PAC Series 041, Class F
8,097	10.000	05/15/20	8,380
FHLMC REMIC PAC Series 159, Class H
16,152	4.500	09/15/21	17,109
FHLMC REMIC PAC Series 2022, Class PE
43,746	6.500	01/15/28	48,865
FHLMC REMIC PAC Series 2109, Class PE
100,677	6.000	12/15/28	110,153
FHLMC REMIC PAC Series 2345, Class PQ
9,041	6.500	08/15/16	9,520
FHLMC REMIC PAC Series 2836, Class PX
13,427	4.000	05/15/18	13,426
FHLMC REMIC PAC Series 3841, Class ED
77,627	3.000	07/15/38	78,718
FHLMC REMIC Series 2830, Class DA
48,277	5.000	07/15/19	50,418
FHLMC REMIC Series 2972, Class CA
91,275	4.500	05/15/20	95,604
FHLMC REMIC Series 3634, Class BJ
83,240	3.000	08/15/27	84,581
FHLMC REMIC Series 3816, Class HA
1,074,618	3.500	11/15/25	1,093,043
FHLMC REMIC Series 3968, Class AT
405,084	3.500	03/15/38	419,709
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
840,240	2.592	09/25/33	847,549
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
18,413	0.000	06/25/22	17,750
FNMA REMIC PAC Series 1992-129, Class L
94,121	6.000	07/25/22	102,858
FNMA REMIC PAC Series 1998-36, Class J
13,094	6.000	07/18/28	13,395
FNMA REMIC PAC Series 2001-71, Class MB
57,869	6.000	12/25/16	60,601
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	633,132
FNMA REMIC PAC Series 2003-14, Class AP
204,112	4.000	03/25/33	214,621

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1991-137, Class H
$ 46,069	7.000%	10/25/21	$51,613
FNMA REMIC Series 1993-182, Class FA(a)
16,419	2.020	09/25/23	16,959
FNMA REMIC Series 2010-135, Class EA
797,129	3.000	01/25/40	814,442
FNMA Series 2003-W17, Class 1A6
8,948	5.310	08/25/33	9,037
GNMA Series 2001-53, Class F(a)
6,068	0.502	10/20/31	6,072
GNMA Series 2009-65, Class AF
338,513	4.000	07/20/39	357,094
GNMA Series 2010-115, Class QJ
504,488	3.500	11/20/38	523,216
GNMA Series 2010-14, Class PA
302,745	3.000	02/20/40	311,884
GNMA Series 2010-89, Class GL
1,300,048	4.000	05/20/39	1,373,409
GSR Mortgage Loan Trust Series 2003-6F, Class A1
133,669	3.000	09/25/32	131,348
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
162,595	5.500	03/25/19	168,618
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
557,323	0.594	05/25/35	505,831
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,047,648	2.621	01/25/36	942,432
Impac CMB Trust Series 2003-2F, Class A(a)
600,766	5.730	01/25/33	630,369
Impac CMB Trust Series 2003-8, Class 2A1(a)
205,312	1.054	10/25/33	204,068
Impac CMB Trust Series 2004-7, Class 1A1(a)
164,349	0.894	11/25/34	156,518
Impac CMB Trust Series 2005-2, Class 2A2(a)
264,797	0.954	04/25/35	255,815
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,152,317	0.504	05/25/36	1,130,243
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
240,478	2.582	10/25/34	240,517
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
329,188	2.641	04/21/34	333,960
Master Alternative Loans Trust Series 2004-9, Class A6(c)
279,478	5.143	08/25/34	292,380
Master Asset Securitization Trust Series 2004-3, Class 5A1
18,289	6.250	01/25/32	18,589
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,932,234	0.474	02/25/35	1,873,490
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
711,980	0.584	03/25/33	699,790

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
$ 66,331	3.221%		09/25/34	$66,707
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
157,290	4.750		04/25/34	162,454
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
42,969	5.000		05/25/18	43,946
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
463,250	4.500		04/25/19	476,467
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
12,976	6.250		12/25/23	13,340
Sequoia Mortgage Trust Series 10, Class 1A(a)
102,214	0.952		10/20/27	99,518
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
211,547	0.817		06/20/33	203,592
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
750,530	2.426		10/25/33	754,465
Vendee Mortgage Trust Series 1996-2, Class 1Z
156,141	6.750		06/15/26	180,224
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
168,873	5.000		05/25/18	173,040
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
208,648	5.750		09/25/18	213,866

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				$19,916,944

Commercial Mortgage Obligation – 0.1%
GNMA Series 2010-124, Class A
$ 138,524	3.848%		10/16/32	$138,785

Mortgage-Backed Pass-Through Obligations – 1.5%
FHLMC
34,363	5.500		08/01/17	36,449
75,313	5.500		09/01/21	79,951
38,345	6.000		10/01/23	42,703
86,150	5.000		05/01/27	94,627
FNMA
34,400	10.500		11/01/15	35,430
18,161	6.000		07/01/16	18,718
138,499	5.500		05/01/19	147,987
138,749	5.500		06/01/20	148,277
1,771	9.000		07/01/24	1,778
7,225	2.330	(a)	12/01/28	7,409
17,519	7.000		11/01/31	19,641
289,363	6.000		07/01/33	328,254
287,899	2.273	(a)	02/01/34	304,886
179,632	2.490	(a)	10/01/34	190,228

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 4,532	8.000%		07/15/17	$4,551
279	2.000	(a)	11/20/24	291
593	3.000	(a)	12/20/24	618
10,259	1.625	(a)	04/20/26	10,684
9,108	1.625	(a)	08/20/26	9,454
11,096	1.625	(a)	01/20/28	11,527

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
				$1,493,463

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $19,648,181)				$21,549,192

U.S. Government Agency Obligations – 63.0%
FFCB
$1,170,000	3.000%		09/22/14	$1,183,324
250,000	7.000		09/01/15	271,647
500,000	6.125		12/29/15	547,578
1,000,000	0.650		01/17/17	994,729
1,000,000	0.690		05/16/17	990,812
1,000,000	1.370		10/02/17	1,003,600
FHLB
1,000,000	5.250		09/12/14	1,018,744
2,500,000	5.000		12/21/15	2,692,702
1,000,000	0.580		01/09/17	995,411
950,000	1.750		08/07/18	950,316
1,750,000	1.500	(c)	12/20/24	1,695,311
FHLMC
790,000	5.000		07/15/14	798,004
1,000,000	4.500		01/15/15	1,031,049
1,200,000	2.875		02/09/15	1,224,992
2,600,000	1.750		09/10/15	2,654,051
1,300,000	5.300		12/01/15	1,399,776
2,250,000	2.500		05/27/16	2,343,091
1,000,000	1.000		10/25/16	1,001,837
1,000,000	1.250		05/12/17	1,009,947
1,200,000	1.200		06/06/17	1,201,236
1,000,000	1.000		06/29/17	1,000,253
1,150,000	1.000		07/28/17	1,148,126
700,000	1.375	(c)	11/27/18	700,632
830,000	1.500		11/30/18	826,245
2,000,000	1.750		05/30/19	1,996,352
FNMA
1,500,000	0.875		08/28/14	1,503,904
1,000,000	2.625		11/20/14	1,014,008
1,800,000	5.000		04/15/15	1,883,383
2,450,000	2.375		07/28/15	2,516,726
1,000,000	4.375		10/15/15	1,059,591
1,350,000	2.125	(c)	10/21/15	1,386,762
2,000,000	1.625		10/26/15	2,041,396
1,170,000	0.750		03/11/16	1,172,690
1,800,000	5.000		03/15/16	1,955,212

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$1,500,000	1.250%		09/28/16	$1,522,554
1,000,000	0.750		04/20/17	994,826
2,000,000	1.125		04/27/17	2,011,364
1,175,000	0.500	(c)	06/27/17	1,167,138
1,200,000	1.000		09/20/17	1,193,686
1,200,000	1.000	(c)	09/27/17	1,191,073
1,200,000	0.600	(c)	11/27/17	1,199,518
1,175,000	0.800	(c)	01/29/18	1,171,803
1,000,000	0.875		02/08/18	982,382
1,915,000	1.500		03/13/18	1,915,977
1,000,000	1.500		04/24/18	998,590
1,000,000	2.500		10/16/18	1,009,796
1,000,000	1.875		02/19/19	1,007,775
389,000	2.500		12/27/24	360,040
500,000	1.500	(c)	05/24/27	495,368

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,421,398)				$62,435,327

U.S. Treasury Obligations – 7.7%
United States Treasury Inflation Indexed Notes
$ 849,503	2.625%		07/15/17	$952,571
870,904	1.375		07/15/18	948,265
874,720	2.125		01/15/19	981,258
868,464	1.375		01/15/20	944,047
United States Treasury Notes
1,800,000	2.125		05/31/15	1,838,742
1,000,000	1.375		06/30/18	998,828
1,000,000	1.250		04/30/19	979,375

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,309,053)				$7,643,086

Short-term Investment(e) – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co.
$3,621,000	0.000%		05/01/14	$3,621,000
Maturity Value: $3,621,000
(Cost $3,621,000)

TOTAL INVESTMENTS – 99.9%
(Cost $96,169,001)				$98,982,795

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				80,532

NET ASSETS – 100.0%				$99,063,327

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2014.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $475,233, which represents approximately 0.5% of net assets as of April 30, 2014.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on April 30, 2014. This agreement was fully collateralized by $3,685,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $3,694,213.

Investment Abbreviations:
FFCB	—FederalFarm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

U.S. Government Agency Obligations	63.0%	61.1%
Collateralized Mortgage Obligations	20.1	20.8
U.S. Treasury Obligations	7.7	8.9
Asset-Backed Securities	3.8	3.6
Mortgage-Backed Pass-Through Obligations	1.5	1.7
Commercial Mortgage Obligations	0.1	0.3
Short-term Investment	3.7	2.4

TOTAL INVESTMENTS	99.9%	98.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 88.5%
Alabama – 0.0%
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA/Aa3)
$ 65,000	4.500%	07/01/23	$69,767

Arizona – 8.1%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	750,526
750,000	4.750	01/01/22	799,283
1,000,000	5.000	01/01/25	1,062,070
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,586,205
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,341,756
Maricopa County AZ Unified School District No. 69 Paradise Valley GO Bonds (School Improvement Project 2011) Series D (NR/Aa2)
3,140,000	4.000	07/01/18	3,473,782
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,311,627
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	944,865
335,000	5.000	07/01/18	372,188
350,000	5.000	07/01/19	391,514
1,100,000	5.125	07/01/22	1,225,686
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (AA-/Baa1)
1,070,000	5.000	08/01/27	1,156,156
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA/A1)
3,475,000	5.750	07/15/18	4,068,495
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,087,430
1,000,000	5.000	07/01/21	1,082,650

			20,654,233

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	539,943

California – 3.3%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,072,990
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	341,430
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	614,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Panama-Buena Vista CA Union School District GO Bonds Election of 2012 Series A (A+/Aa3)
$ 500,000	3.850%	08/01/34	$485,580
Port Oakland CA Revenue Bonds Series C (NATL-RE) (AA-/A3)
600,000	5.000	11/01/16	666,228
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa3)(a)
5,045,000	0.000	08/01/25	3,319,257
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (AA-/Baa1)
800,000	5.250	02/01/23	934,080
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (AA-/Baa1)(a)
490,000	0.000	08/01/24	314,119
510,000	0.000	08/01/25	307,255
535,000	0.000	08/01/26	302,264

			8,358,003

Colorado – 0.8%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,064,140
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
305,000	4.350	11/01/19	314,568
320,000	4.600	11/01/20	332,816
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
250,000	4.500	12/01/23	257,397

			1,968,921

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,287,989

Florida – 5.6%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	927,544
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,134,120
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,572,795
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	59,843
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	833,808

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
$ 1,500,000	5.000%	06/01/24	$1,541,490
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,149,020
1,000,000	5.250	10/01/23	1,163,100
1,000,000	5.500	10/01/25	1,178,470
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	799,525
Miami-Dade County FL Revenue Bonds (Refunding-Seaport) Series B (AMT) (NR/A3)
1,995,000	5.000	10/01/22	2,273,542
Miami-Dade County FL Revenue Bonds (Refunding-Seaport) Series D (NR/A3)
1,305,000	5.000	10/01/22	1,487,204
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/A1)
200,000	6.090	09/01/20	211,094

			14,331,555

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/Baa1)
90,000	6.100	10/01/19	104,729
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	65,410
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (AA-/NR)
500,000	4.000	02/15/20	540,100

			710,239

Illinois – 16.0%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/Baa1)
2,050,000	5.500	12/01/25	2,320,374
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL- RE) (FGIC) (AA-/Baa1)
1,000,000	5.250	12/01/18	1,126,390
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	376,128
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	382,291

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
$ 300,000	6.400%	12/01/28	$345,081
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A1)(a)
2,320,000	0.000	12/01/22	1,685,805
2,080,000	0.000	12/01/25	1,306,365
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	915,160
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,291,770
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	490,285
400,000	5.000	02/01/23	464,072
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/Baa1)
2,000,000	5.250	12/01/22	2,112,380
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	496,597
1,625,000	5.000	01/01/30	1,709,792
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	325,686
405,000	4.000	12/01/18	426,963
420,000	4.250	12/01/19	448,526
440,000	4.500	12/01/20	469,348
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,319,662
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,109,320
Illinois State GO Bonds (A-/A3)
1,000,000	4.000	04/01/19	1,072,430
3,000,000	4.000	09/01/21	3,220,290
Illinois State GO Bonds (Refunding) (A-/A3)
3,000,000	5.000	08/01/24	3,344,520
Illinois State GO Bonds Series A (A-/A3)
2,000,000	5.000	03/01/17	2,006,740
1,000,000	5.000	03/01/28	1,001,520
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
3,660,000	4.125	02/01/30	3,749,890

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
$ 1,000,000	5.000%	01/01/20	$1,104,850
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(a)
540,000	0.000	04/01/18	492,151
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	741,803
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa3)
1,000,000	5.000	10/01/20	1,131,430
Will County IL Community High School District No. 210 Lincoln-Way GO Bonds (Unrefunded-Capital Appreciation) Series 2006 (AGM) (NR/Aa2)(a)
1,535,000	0.000	01/01/21	1,276,506
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/Baa1)(a)
3,000,000	0.000	11/01/19	2,604,810

			40,868,935

Indiana – 2.3%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	677,404
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	270,360
675,000	6.050	02/01/23	755,946
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
120,000	5.000	08/01/14	121,205
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	904,373
Indiana state Finance Authority Revenue Bonds (Community Foundation of Northwest Indiana) Series 2012 (A-/NR)
750,000	5.000	03/01/41	771,960
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,056,950
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	557,491
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	852,561

			5,968,250

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – 1.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Genesis Health System) Series 2013 (NR/A1)
$ 2,000,000	5.000%	07/01/33	$2,129,860
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,530,175
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,095

			3,745,130

Kansas – 2.3%
Burlington KS Environment Improvement Revenue (Kansas City Power & Light) Series A (AA+/Aa1)(b)
5,000,000	0.120	09/01/35	5,000,000
Junction City KS GO Bonds (Refunding) Series A (A/NR)
710,000	5.000	09/01/18	801,214

			5,801,214

Kentucky – 0.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A/A2)
1,000,000	5.000	02/01/23	1,062,890

Louisiana – 4.4%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
5,000,000	5.500	10/01/25	5,720,250
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A/A2)
3,715,000	5.250	10/01/27	4,221,354
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB/NR)
1,245,000	5.000	02/01/30	1,251,885

			11,193,489

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,107,520

Maryland – 1.5%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
2,000,000	2.250	06/01/23	1,763,960
2,500,000	2.500	06/01/25	2,152,900

			3,916,860

Massachusetts – 1.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,390,000	5.100	01/01/25	1,488,412

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
$ 1,340,000	4.250%	07/01/22	$1,401,868
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
50,000	6.500	07/15/19	56,962

			2,947,242

Michigan – 2.2%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,662,975
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/WR)
755,000	5.500	02/01/18	804,226
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	717,828
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
150,000	1.670	10/01/14	150,150
135,000	1.836	04/01/15	135,637
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,020,169
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,088,140

			5,579,125

Minnesota – 0.5%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
225,000	3.800	07/01/17	231,264
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,164,790

			1,396,054

Mississippi – 1.0%
Lamar County MS School District GO Bonds (Limited Tax Notes) Series 2013 (A-/NR)
1,135,000	5.000	09/01/30	1,229,886
1,095,000	5.000	09/01/31	1,183,881
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
45,000	2.700	06/01/18	46,333

			2,460,100

Missouri – 3.8%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	534,285

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
$ 1,490,000	4.250%	02/15/21	$1,562,340
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
125,000	0.000	02/01/15	123,446
305,000	0.000	02/01/17	286,871
Kansas City MO Special Obligation Revenue Bonds (Refunding-Dowtown Redevelopment District) Series C (AA-/A1)
3,900,000	5.000	09/01/39	4,147,689
Missouri State Regional Convention & Sports Complex Authority (Refunding-Convention & Sports Project) Series A (AA+/Aa2)
2,250,000	5.000	08/15/19	2,640,622
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	511,175

			9,806,428

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
105,000	4.350	06/01/16	106,320
110,000	4.350	12/01/16	111,983

			218,303

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	538,685

Nevada – 1.0%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(c)
100,000	4.375	05/01/15	104,194
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,575,107

			2,679,301

New Hampshire – 1.8%
Manchester NH General Airport Revenue Bonds Series A (BBB+/A3)
2,990,000	5.000	01/01/21	3,361,687
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,202,873

			4,564,560

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 1.7%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A/A1)
$ 1,000,000	5.000%	06/15/21	$1,119,910
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,700,000	4.750	12/01/23	1,805,536
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A/A1)(a)
2,465,000	0.000	12/15/26	1,439,683
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,030

			4,472,159

New York – 3.1%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A+/A2)
150,000	5.500	11/15/18	165,581
Metropolitan Transportation Authority NY Revenue Bonds Series H (A+/A2)
1,000,000	4.000	11/15/23	1,077,090
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	535,960
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	231,695
New York State Mortgage Agency Revenue Bonds (Homeowner Mortgage) Series 186 (AMT) (NR/Aa1)
1,405,000	1.200	10/01/17	1,403,131
1,815,000	1.700	10/01/18	1,811,152
2,585,000	3.500	10/01/22	2,609,351

			7,833,960

North Carolina – 0.9%
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	4.000	06/01/18	216,464
220,000	4.000	06/01/19	237,807
200,000	2.000	06/01/20	190,804
420,000	3.000	06/01/21	422,932
330,000	4.000	06/01/22	350,335
350,000	4.000	06/01/23	369,068
480,000	4.000	06/01/25	496,617

			2,284,027

North Dakota – 0.7%
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	564,393
635,000	4.450	07/01/17	646,646

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – (continued)
Williston ND Parks & Recreation District Sales Tax And Gross Revenue Bonds Series A (A/NR)
$ 500,000	4.000%	03/01/32	$502,055

			1,713,094

Ohio – 4.2%
Akron OH Certificates of Participation (District Energy Project) Series 2010 (A+/NR)
2,000,000	5.000	12/01/30	2,137,160
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	661,888
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,330,000	4.750	11/15/20	2,565,726
Hocking Technical College District General Receipts Revenue Bonds (Improvement) Series 2013 (NR/Aa2)
1,000,000	5.000	07/01/38	1,064,930
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	430,000
1,000,000	5.000	05/01/18	1,093,950
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A3)
1,560,000	5.375	12/01/19	1,768,478
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	976,340

			10,698,472

Oklahoma – 1.7%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.850	09/01/18	1,131,600
1,000,000	5.000	09/01/19	1,144,200
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,188,100

			4,463,900

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	636,893
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
85,000	5.050	07/01/17	87,668

			724,561

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 1.7%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
$ 785,000	3.000%	10/01/14	$789,286
1,025,000	5.000	10/01/19	1,107,954
1,250,000	5.250	10/01/31	1,299,500
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	852,685
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
345,000	5.000	08/01/20	363,861

			4,413,286

Puerto Rico – 5.0%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BB+/Ba2)
1,500,000	5.500	07/01/22	1,170,960
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (AA-/Baa1)
10,000	5.000	07/01/20	9,952
1,435,000	5.000	07/01/23	1,405,927
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (AA-/Baa1)
650,000	5.250	07/01/29	618,625
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Ba2)
4,250,000	5.250	07/01/19	3,039,132
Puerto Rico Electric Power Authority Revenue Bonds Series A (BBB/Ba2)
1,795,000	5.000	07/01/29	1,094,950
Puerto Rico Electric Power Authority Revenue Bonds Series CCC (BBB/Ba2)
2,015,000	5.000	07/01/21	1,291,736
2,000,000	5.000	07/01/24	1,235,860
1,010,000	5.250	07/01/28	628,786
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Ba2)
2,195,000	5.500	07/01/19	1,589,773
1,345,000	5.000	07/01/28	819,737

			12,905,438

Rhode Island – 1.7%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	267,790
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,151,268
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,514,969

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
$ 430,000	3.500%	04/01/22	$443,313

			4,377,340

South Carolina – 1.1%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	599,654
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	730,184
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,059,830
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA/Aa2)
175,000	5.500	12/01/15	189,408
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	275,234

			2,854,310

South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,096,170

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
935,000	3.500	07/01/27	938,721

Texas – 0.4%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	235,877
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (AA-/Baa1)
500,000	5.250	09/01/22	503,790
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	252,964
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/19	6,060
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
30,000	4.600	09/01/19	30,375

			1,029,066

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
$ 1,000,000	5.000%	12/15/20	$1,130,620

Virginia – 0.4%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/Baa1)(c)
480,000	5.250	07/15/17	521,870
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/Baa1)
365,000	5.250	07/15/17	385,984

			907,854

Washington – 2.1%
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	167,807
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,303,660
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	622,054
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A+/A1)
500,000	6.000	10/01/23	569,870
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	954,794
860,000	3.700	06/01/24	887,451

			5,505,636

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,011,500

Wisconsin – 1.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
115,000	5.000	12/01/14	118,121
350,000	5.000	12/01/15	372,008
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.) Series A (NR/A3)
1,000,000	5.125	04/15/31	1,071,440
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,115,850

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic) Series B (A-/NR)
$ 1,075,000	5.000%	02/15/40	$1,105,605

			3,783,024

Wyoming – 1.1%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,179
290,000	2.000	05/01/16	294,315
295,000	2.000	05/01/17	297,826
305,000	3.000	05/01/18	314,388
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	541,717
450,000	2.250	12/01/16	457,681
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
280,000	4.250	12/01/14	282,652
385,000	4.300	12/01/15	397,844

			2,726,602

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $223,441,654)			$226,644,476

Shares	Description		Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$5,682,511
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 8.5%
Repurchase Agreement – 8.5%
State Street Bank & Trust Co.
$21,663,000	0.000%	05/01/14	$21,663,000
Maturity Value: $21,663,000
(Cost $21,663,000)

TOTAL INVESTMENTS – 99.2%
(Cost $250,604,654)			$253,989,987

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,974,188

NET ASSETS – 100.0%			$255,964,175

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2014.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $22,300,00 U.S. Treasury Note, 2.125%, due 08/15/21 with a market value of $22,097,204.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

General Obligation	22.1%	24.2%
Education	12.6	14.1
Hospital	11.4	15.8
Lease	11.1	9.9
Power	8.0	6.9
Transportation	7.5	6.3
Single Family Housing	6.4	4.4
General	5.4	6.5
Investment Company	2.2	2.2
Student	1.8	2.0
Multi Family Housing	1.2	0.7
Crossover	0.4	0.5
Prerefunded/Escrow to Maturity	0.3	0.3
Water/Sewer	0.3	1.3
Short-term Investment	8.5	3.9

TOTAL INVESTMENTS	99.2%	99.0%

The percentage shown for each sector allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 93.8%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,062,070
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,350,424

			2,412,494

California(a) – 0.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/Baa1)
2,000,000	0.000	07/01/27	1,181,700
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/Baa1)
2,400,000	0.000	08/01/29	1,219,944

			2,401,644

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
450,000	4.350	11/01/19	464,116

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,134,120

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	73,636

Illinois – 2.2%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/Baa1)
2,000,000	5.500	12/01/25	2,263,780
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,090,630
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,049,120
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/Baa1)(a)
1,500,000	0.000	11/01/19	1,302,405

			6,705,935

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	562,335

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – 1.1%
Iowa Finance Authority Health Facilities Revenue Bonds (Genesis Health System) Series 2013 (NR/A1)
$1,760,000	5.000%	07/01/33	$1,874,277
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,344,463

			3,218,740

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,616,744
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
7,000,000	5.500	10/01/25	8,008,350

			9,625,094

Maryland – 1.0%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,500,000	2.500	06/01/25	3,014,060

Missouri – 77.1%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	208,632
230,000	3.000	11/01/18	238,524
210,000	3.000	11/01/19	215,151
225,000	3.625	11/01/22	229,914
470,000	3.700	11/01/23	480,345
225,000	3.800	11/01/24	230,036
480,000	3.875	11/01/25	489,816
250,000	4.000	11/01/26	254,630
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	524,060
500,000	5.250	03/01/29	521,380
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	161,040
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,099,970
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,300,840
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,634,162
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	428,640
650,000	4.000	08/01/19	697,580

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA/A2)
$1,000,000	5.000%	03/01/18	$1,034,260
1,250,000	5.000	03/01/19	1,296,300
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,070,600
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA/A2)
1,000,000	5.250	03/01/21	1,031,850
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
220,000	2.250	03/01/15	220,332
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	828,495
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,076,950
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	704,478
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,423,590
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	875,440
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	701,593
1,000,000	4.500	12/01/20	1,066,150
400,000	4.500	12/01/22	426,460
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	928,890
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	505,676
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	208,946
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,142,180
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A1)
425,000	2.500	07/01/15	431,022
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,573,480

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A1)
$ 280,000	2.500%	03/01/15	$282,898
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	520,055
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	513,865
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
335,000	4.600	06/01/29	336,521
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,557,629
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,337,687
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	564,704
555,000	4.500	12/01/20	588,461
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	540,560
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	543,755
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)
1,360,000	5.000	12/01/22	1,466,760
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	970,999
595,000	4.250	12/01/23	648,961
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	939,438
920,000	3.850	12/01/20	959,054
500,000	4.350	12/01/23	531,810
820,000	4.500	12/01/24	880,319
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	307,423
435,000	4.000	12/01/21	458,990
425,000	4.000	12/01/22	445,906
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	473,009

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
$1,270,000	5.000%	03/01/29	$1,320,267
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
2,570,000	5.500	02/15/29	2,649,696
1,000,000	5.500	02/15/31	1,074,700
1,500,000	5.750	02/15/35	1,543,380
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,200,341
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
6,905,000	4.500	12/01/26	7,205,575
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,360,871
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,171,040
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(b)
55,000	3.000	01/01/15	56,016
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,132,050
1,575,000	5.500	04/01/23	1,768,457
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
175,000	6.431	04/01/18	175,550
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,052,434
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	526,750
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	521,975
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,161,878
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	1,993,471
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	552,710
545,000	5.000	03/01/22	600,050
500,000	5.000	03/01/23	550,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
$1,560,000	5.000%	05/01/19	$1,835,465
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,170,450
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
830,000	5.250	03/01/21	893,678
700,000	5.250	03/01/22	751,324
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,827,080
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,100,200
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
4,940,000	0.100	12/01/20	4,940,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	453,732
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,222,185
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,091
5,000	5.000	01/01/22	5,013
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	530,981
525,000	4.000	10/01/18	565,378
545,000	4.000	10/01/19	583,521
400,000	3.500	10/01/21	410,772
1,850,000	5.250	10/01/41	1,954,377
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,513,310
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,030,580

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
$2,400,000	5.000%		10/01/26	$2,715,096
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000		02/15/37	2,110,540
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000		12/01/25	2,438,457
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000		01/01/17	1,116,020
1,000,000	5.000		01/01/18	1,143,990
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000		05/15/18	1,281,828
5,700,000	0.110	(c)	05/15/38	5,700,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000		05/15/23	1,065,750
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125		11/15/23	2,581,851
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000		04/01/22	2,313,900
2,000,000	5.000		04/01/25	2,247,760
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000		02/15/19	2,230,460
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	4.500		06/01/25	1,076,350
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,131,630
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,545,000	5.000		02/15/20	1,601,238
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250		05/01/18	1,321,145
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250		07/01/42	634,778

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
$ 500,000	4.375%	07/01/30	$508,500
3,420,000	4.750	07/01/42	3,484,262
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
630,000	3.950	05/01/21	642,783
740,000	3.950	11/01/21	755,015
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
335,000	1.000	05/01/14	335,000
240,000	1.500	05/01/15	241,130
305,000	3.600	11/01/23	314,516
465,000	3.750	05/01/24	478,257
380,000	3.800	05/01/25	391,845
Missouri State Regional Convention & Sports Complex Authority (Refunding-Convention & Sports Project) Series A (AA+/Aa2)
2,250,000	5.000	08/15/19	2,640,622
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,615,841
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	280,701
280,000	3.000	04/01/19	282,290
265,000	3.250	04/01/20	267,756
275,000	4.000	04/01/21	285,035
315,000	4.000	04/01/22	324,182
385,000	4.500	04/01/27	395,210
405,000	4.500	04/01/28	414,833
425,000	4.625	04/01/29	436,139
445,000	4.750	04/01/30	457,718
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,358,560
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,492,757
2,750,000	4.000	06/01/26	2,879,415
2,925,000	4.000	06/01/27	3,033,254
1,000,000	4.000	06/01/28	1,033,450
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,150,000
2,000,000	5.250	11/01/19	2,321,620
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,198,912

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
$1,500,000	5.000%	03/01/19	$1,723,710
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	471,768
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	478,030
850,000	5.000	12/01/20	921,570
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	178,257
150,000	2.650	05/01/16	153,101
330,000	2.500	08/01/16	335,699
125,000	3.000	05/01/17	128,830
345,000	3.000	08/01/17	355,761
150,000	3.150	05/01/18	154,602
360,000	3.000	08/01/18	368,356
150,000	3.300	05/01/19	154,127
250,000	3.500	05/01/20	255,895
300,000	3.750	05/01/21	307,491
325,000	3.875	05/01/22	332,296
Richmond MO Certificates of Participation (Refunding) (A+/NR)
1,055,000	4.250	07/01/43	928,780
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,857,850
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,037,270
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
500,000	5.500	03/01/15	509,235
Rolla MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	209,608
410,000	3.450	07/01/32	371,538
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	983,664
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	650,908
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,316,410
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,413,763

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
$2,675,000	4.000%	04/01/24	$2,866,557
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	607,019
575,000	6.850	03/01/29	646,984
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	432,420
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,063,050
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	209,988
530,000	4.500	11/01/19	582,141
610,000	4.500	11/01/20	665,882
645,000	4.750	11/01/21	706,997
685,000	4.750	11/01/22	750,116
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	422,006
405,000	4.750	11/01/22	443,499
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,470,700
1,340,000	5.000	04/01/23	1,525,322
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,203,576
100,000	5.200	12/01/31	105,968
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	690,560
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,343,162
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,004,150
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	100,309
735,000	5.200	06/01/24	737,249
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	499,080
515,000	5.000	11/15/16	528,256

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
$1,855,000	4.000%	04/01/25	$2,012,582
1,930,000	4.000	04/01/26	2,058,036
2,010,000	4.000	04/01/27	2,112,992
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	434,192
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,392,410
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000	07/01/24	2,152,000
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	105,259
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (AA-/Baa1)
100,000	5.140	12/15/14	101,668
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,782,865
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	725,795
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,141,932
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	828,365
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	308,556
345,000	3.000	03/01/18	357,627
360,000	3.000	03/01/19	368,366
385,000	3.150	03/01/21	390,964
700,000	3.300	03/01/23	709,786
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	356,725
560,000	3.000	04/01/18	589,344
1,270,000	3.250	04/01/21	1,290,168
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	697,037

			231,767,939

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
$1,340,000	4.000%	10/01/22	$1,411,355
1,750,000	4.000	10/01/33	1,681,330

			3,092,685

Pennsylvania – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,039,360

Puerto Rico – 5.5%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (AMBAC) (BB+/Ba2)
2,300,000	5.500	07/01/19	2,240,522
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BB+/Ba2)
1,500,000	5.500	07/01/22	1,170,960
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (AA-/Baa1)
555,000	5.000	07/01/22	547,297
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (AA-/Baa1)
500,000	5.250	07/01/29	475,865
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Ba2)
4,250,000	5.250	07/01/19	3,039,132
775,000	5.000	07/01/20	517,599
Puerto Rico Electric Power Authority Revenue Bonds Series A (BBB/Ba2)
2,200,000	5.000	07/01/29	1,342,000
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB/Ba2)
1,855,000	5.250	07/01/23	1,189,296
Puerto Rico Electric Power Authority Revenue Bonds Series NN (BBB/Ba2)
1,450,000	5.500	07/01/20	998,470
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (AA-/Baa1)
2,310,000	5.250	07/01/19	2,364,239
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Ba2)
2,150,000	5.500	07/01/19	1,557,181
2,000,000	5.000	07/01/28	1,218,940

			16,661,501

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $278,555,764)			$282,173,659

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Shares	Description		Value
Investment Company – 2.4%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$7,232,287
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co.
$9,665,000	0.000%	05/01/14	$9,665,000
Maturity Value: $9,665,000
(Cost $9,665,000)

TOTAL INVESTMENTS – 99.4%
(Cost $295,220,764)			$299,070,946

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,734,715

NET ASSETS – 100.0%			$300,805,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2014.
(d)	Repurchase agreement was entered into on April 30, 2014. This agreement was fully collateralized by $9,950,000 U.S. Treasury Note, 2.125%, due 08/15/21 with a market value of $9,859,515.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

Lease	23.5%	26.0%
General Obligation	20.4	21.2
Hospital	16.3	15.2
General	9.9	9.3
Education	9.3	8.2
Power	4.4	4.8
Transportation	3.5	3.9
Water/Sewer	2.9	3.4
Investment Company	2.4	2.2
Multi Family Housing	1.6	1.5
Single Family Housing	1.2	1.5
Crossover	0.8	0.4
Prerefunded/Escrow to Maturity	0.0	1.2
Short-term Investment	3.2	0.2

TOTAL INVESTMENTS	99.4%	99.0%

The percentage shown for each sector allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.2%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$477,932

California(a) – 1.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/Baa1)
670,000	0.000	07/01/27	395,870
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,583,559

			1,979,429

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/Baa1)
500,000	0.000	11/01/19	434,135

Kansas – 80.1%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,187,402
1,140,000	5.000	12/01/28	1,234,050
1,195,000	5.000	12/01/29	1,286,358
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AA+/Aa1)(b)
3,000,000	0.120	09/01/35	3,000,000
Burlington KS Pollution Control Revenue Bonds (Refunding-Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	196,929
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	577,500
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,160,810
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
1,095,000	4.150	12/01/27	1,120,130
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,065,120
2,000,000	5.000	11/15/29	2,149,260
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	246,179
500,000	3.000	10/01/18	521,410
655,000	4.000	10/01/19	713,374
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,143,421

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
$1,145,000	4.000%	09/01/26	$1,171,301
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	255,083
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,001,165
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,083,090
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	832,830
500,000	4.000	09/01/20	559,100
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,021,706
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
3,145,000	5.000	10/01/22	3,680,468
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/Baa1)
500,000	6.000	10/01/16	561,435
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	985,569
975,000	5.000	10/01/23	1,036,952
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,150,800
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A/NR)
825,000	5.500	09/01/36	897,369
Junction City KS GO Bonds (Refunding) Series A (A/NR)
600,000	5.000	09/01/33	638,118
600,000	5.000	09/01/34	634,992
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	525,572
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,135,440
Kansas State Department of Transportation Revenue Bonds Series C-2 (AAA/Aa1)(b)
3,000,000	0.090	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,834,280

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
$ 750,000	5.000%		05/15/35	$777,623
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500		11/15/23	1,122,130
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000		11/15/24	875,632
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875		07/01/27	513,295
1,425,000	5.250		07/01/31	1,469,089
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750		06/01/25	1,418,753
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (AA-/Aa3)
1,150,000	5.000		04/01/24	1,188,272
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/A3)
2,000,000	3.500		06/01/23	2,023,220
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000		11/15/26	1,055,740
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000		11/01/16	553,610
2,000,000	5.000		11/01/27	2,204,240
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250		11/01/22	1,120,840
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
1,750,000	5.250		01/01/25	1,965,932
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000		10/01/21	1,170,527
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000		06/01/17	1,017,801
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	319,505
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250		03/01/23	1,646,987
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250		09/01/27	1,322,717
315,000	5.250	(c)	09/01/29	378,778

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 464 GO Bonds (Improvement) Series A (AA-/WR)
$1,380,000	5.000%	09/01/25	$1,467,423
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (AA-/Baa1)
150,000	5.000	09/01/20	159,503
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000	10/01/23	342,301
Miami County Unified School District No. 367 Osawatomie, KS GO Bonds (Refunding) Series A (AGM) (AA/A2)
1,310,000	5.000	09/01/25	1,392,989
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/Baa1)
1,650,000	5.000	09/01/17	1,785,217
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,279,367
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000	12/01/19	340,785
400,000	5.000	12/01/20	455,056
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	524,660
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	1,985,005
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,119,320
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA/NR)
1,500,000	5.000	11/01/32	1,561,275
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
465,000	5.250	12/01/38	487,529
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	208,924
Topeka KS GO Bonds (Refunding) Series B (NR/Aa3)
1,360,000	2.500	08/15/19	1,371,438
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
35,000	5.000	06/01/16	38,113
1,000,000	5.000	06/01/23	1,125,100

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
$ 300,000	5.000%	06/01/23	$335,529
475,000	5.000	06/01/24	528,499
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,108,560
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,588,001
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,632,848
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	788,280
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	502,693

			82,880,319

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
2,000,000	5.500	10/01/25	2,288,100

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	813,796

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
335,000	5.300	01/01/30	354,222

Ohio – 1.2%
Mid-East Career & Technology Centers OH Certificates of Participation Series 2009 (AA-/NR)
1,095,000	5.000	12/01/19	1,254,322

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	628,813

Puerto Rico – 4.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (AA-/Baa1)
475,000	5.500	07/01/16	489,943

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA/A2)
$ 425,000	5.500%	07/01/15	$429,913
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Ba2)
1,500,000	5.250	07/01/19	1,072,635
Puerto Rico Electric Power Authority Revenue Bonds Series A (BBB/Ba2)
1,005,000	5.000	07/01/29	613,050
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (AA-/Baa1)
1,000,000	5.250	07/01/19	1,023,480
Puerto Rico Electric Power Authority Revenue Bonds Series VV (NATL-RE) (AA-/Baa1)
1,500,000	5.250	07/01/26	1,446,360

			5,075,381

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/28	522,545

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
750,000	5.250	07/01/25	834,810

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $94,980,478)			$97,543,804

Shares	Description		Value
Investment Company – 2.6%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$2,686,278
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$2,252,000	0.000%	05/01/14	$2,252,000
Maturity Value: $2,252,000
(Cost $2,252,000)

TOTAL INVESTMENTS – 99.0%
(Cost $99,832,478)			$102,482,082

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			985,790

NET ASSETS – 100.0%			$103,467,872

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2014.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on April 30, 2014. This agreement was fully collateralized by $2,295,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $2,300,738.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 4/30/14	AS OF 10/31/13

General Obligation	30.8%	32.6%
Hospital	18.3	19.9
Lease	13.1	15.5
Power	8.5	5.7
Education	6.9	8.7
Transportation	5.2	2.3
Prerefunded/Escrow to Maturity	4.6	1.7
General	3.2	4.9
Water/Sewer	2.8	2.8
Investment Company	2.6	2.5
Single Family Housing	0.5	0.6
Student	0.3	0.4
Short-term Investment	2.2	1.5

TOTAL INVESTMENTS	99.0%	99.1%

The percentage shown for each sector allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $80,064,799, $158,142,658, $50,143,601, $777,928,205, $96,169,001, $250,604,654, $295,220,764 and $99,832,478, respectively)	$100,052,173	$193,577,805	$63,983,450
Cash	13,895	4,866	4,673
Receivables:
Interest and dividends	31,069	233,592	11,152
Investments sold	—	1,206,476	—
Fund shares sold	58,414	703,768	82,954
Reimbursement from adviser	—	—	—
Other	6,263	64,032	4,101
Total Assets	100,161,814	195,790,539	64,086,330

Liabilities:
Due to custodian	—	—	—
Payables:
Investments purchased	—	3,355,913	—
Dividends	766	—	—
Fund shares redeemed	82,795	155,857	2,832
Advisory fees	52,844	46,046	34,076
Deferred trustee fees	33,315	24,461	16,101
Administrative fees	12,196	23,023	7,864
Accrued expenses	45,366	57,191	48,270
Total Liabilities	227,282	3,662,491	109,143

Net Assets:
Paid-in capital	72,863,247	154,192,661	45,779,554
Accumulated undistributed (distributions in excess of) net investment income	328,556	264,433	3,633
Accumulated net realized gain (loss)	6,755,355	2,235,807	4,354,151
Net unrealized gain	19,987,374	35,435,147	13,839,849
Net Assets	$99,934,532	$192,128,048	$63,977,187

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,127,430	6,105,615	1,761,789
Net asset value (net assets/shares outstanding)	$31.95	$31.47	$36.31

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$826,399,235	$98,982,795	$253,989,987	$299,070,946	$102,482,082
—	8,237	—	—	—

7,274,691	399,724	2,604,598	3,143,149	1,119,478
502,780	—	2,169,870	1,103,983	—
1,722,006	110,899	130,231	276,104	126,712
—	14,538	—	—	11,918
49,731	6,278	15,474	40,696	10,862
835,948,443	99,522,471	258,910,160	303,634,878	103,751,052

10,042	—	4,271	10,220	2,097

11,347,656	—	2,180,307	1,918,670	—
1,859,434	76,731	558,290	625,232	189,082
893,560	263,221	40,956	90,651	12,517
274,855	40,817	81,161	90,282	42,211
154,759	33,561	46,083	56,131	20,389
100,804	12,245	31,437	36,909	12,807
161,398	32,569	3,480	1,122	4,077
14,802,508	459,144	2,945,985	2,829,217	283,180

776,665,898	104,441,242	250,472,653	295,975,787	100,887,559
(5,273,471)	(1,813,381)	327,482	(1,541)	(18,638)
1,282,478	(6,378,328)	1,778,707	981,233	(50,653)
48,471,030	2,813,794	3,385,333	3,850,182	2,649,604
$821,145,935	$99,063,327	$255,964,175	$300,805,661	$103,467,872

40,307,521	5,616,940	13,230,478	15,492,752	5,406,852
$20.37	$17.64	$19.35	$19.42	$19.14

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	856,680	2,636,838	356,565
Total Investment Income	856,680	2,636,838	356,565

Expenses:
Advisory fees	322,548	256,203	206,740
Shareowner servicing fees	38,802	17,080	9,860
Administration fees	74,620	128,101	47,709
Transfer Agent fees	24,077	64,476	17,685
Custody and accounting fees	22,977	22,295	23,260
Professional fees	14,088	14,849	11,187
Registration fees	8,409	8,784	9,039
Trustee fees	4,195	6,650	2,625
Printing and mailing fees	3,017	4,207	2,209
Other	8,367	10,642	7,903
Total Expenses	521,100	533,287	338,217
Less — expense reimbursements	—	—	—
Net Expenses	521,100	533,287	338,217
Net Investment Income	335,580	2,103,551	18,348

Realized and unrealized gain (loss)
Net realized gain (loss)	6,898,806	3,036,948	4,373,659
Net change in unrealized gain (loss)	(57,394)	6,715,744	(1,052,821)
Net realized and unrealized gain (loss)	6,841,412	9,752,692	3,320,838
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,176,992	$11,856,243	$3,339,186

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$16,635,268	$1,035,726	$4,579,500	$5,446,977	$1,785,891
123,305	—	124,995	159,085	59,106
16,758,573	1,035,726	4,704,495	5,606,062	1,844,997

1,632,404	251,485	480,805	540,961	253,375
276,569	12,664	12,290	47,027	13,808
592,648	75,983	184,346	220,440	76,711
48,900	14,178	17,306	21,551	12,597
80,234	31,233	44,248	47,813	28,271
47,298	11,776	17,950	20,957	12,909
21,228	8,459	12,635	10,340	9,117
32,782	3,755	10,248	12,587	3,703
25,579	3,291	8,795	10,970	4,159
39,720	9,936	17,105	19,145	10,868
2,797,362	422,760	805,728	951,791	425,518
—	(78,305)	—	—	(67,535)
2,797,362	344,455	805,728	951,791	357,983
13,961,211	691,271	3,898,767	4,654,271	1,487,014

2,377,206	61,081	1,779,650	981,338	(50,627)
4,909,172	(434,748)	1,066,314	2,804,525	1,510,239
7,286,378	(373,667)	2,845,964	3,785,863	1,459,612
$21,247,589	$317,604	$6,744,731	$8,440,134	$2,946,626

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013
From Operations:
Net investment income	$335,580	$753,484	$2,103,551	$3,525,707
Net realized gain	6,898,806	13,428,162	3,036,948	5,459,490
Net change in unrealized gain (loss)	(57,394)	6,489,245	6,715,744	20,003,994
Net increase in net assets from operations	7,176,992	20,670,891	11,856,243	28,989,191

Distributions to Shareholders:
From net investment income	(614,637)	(600,069)	(2,160,338)	(3,387,100)
From net realized gains	(13,379,736)	(3,209,975)	(123,948)	—
Total distributions to shareholders	(13,994,373)	(3,810,044)	(2,284,286)	(3,387,100)

From Share Transactions:
Proceeds from sales of shares	5,297,480	11,746,374	40,965,303	62,820,109
Proceeds received in connection with in-kind	—	—	—	—
Reinvestment of distributions	7,605,254	2,101,839	902,912	978,772
Cost of shares redeemed	(9,587,291)	(17,685,727)	(18,053,652)	(28,396,268)
Net increase (decrease) in net assets resulting from share transactions	3,315,443	(3,837,514)	23,814,563	35,402,613
TOTAL INCREASE (DECREASE)	(3,501,938)	13,023,333	33,386,520	61,004,704

Net Assets:
Beginning of period	103,436,470	90,413,137	158,741,528	97,736,824
End of period	$99,934,532	$103,436,470	$192,128,048	$158,741,528
Undistributed (distributions in excess of) net investment income	$328,556	$607,613	$264,433	$321,220

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013

$18,348	$271,601	$13,961,211	$29,090,037
4,373,659	6,949,636	2,377,206	2,390,001
(1,052,821)	7,511,180	4,909,172	(29,371,867)
3,339,186	14,732,417	21,247,589	2,108,171

(200,674)	(183,790)	(15,816,900)	(30,956,046)
(6,999,042)	(5,309,384)	—	—
(7,199,716)	(5,493,174)	(15,816,900)	(30,956,046)

3,941,852	8,883,313	73,027,045	159,396,997
—	—	15,190,894	—
2,082,930	1,750,937	3,909,778	7,611,044
(3,808,226)	(11,188,439)	(56,116,074)	(144,083,912)
2,216,556	(554,189)	36,011,643	22,924,129
(1,643,974)	8,685,054	41,442,332	(5,923,746)

65,621,161	56,936,107	779,703,603	785,627,349
$63,977,187	$65,621,161	$821,145,935	$779,703,603
$3,633	$185,959	$(5,273,471)	$(3,417,782)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013
From Operations:
Net investment income	$691,271	$1,651,249	$3,898,767	$8,061,770
Net realized gain (loss)	61,081	234,602	1,779,650	1,824,730
Net change in unrealized gain (loss)	(434,748)	(1,676,016)	1,066,314	(15,685,226)
Net increase (decrease) in net assets from operations	317,604	209,835	6,744,731	(5,798,726)

Distributions to Shareholders:
From net investment income	(1,122,182)	(2,507,648)	(3,878,541)	(8,001,537)
From net realized gains	—	—	(1,819,381)	(3,124,595)
Total distributions to shareholders	(1,122,182)	(2,507,648)	(5,697,922)	(11,126,132)

From Share Transactions:
Proceeds from sales of shares	23,157,600	43,011,189	29,379,031	70,152,639
Reinvestment of distributions	446,557	876,785	468,864	1,117,021
Cost of shares redeemed	(26,980,600)	(61,302,347)	(22,905,677)	(56,589,335)
Net increase (decrease) in net assets resulting from share transactions	(3,376,443)	(17,414,373)	6,942,218	14,680,325
TOTAL INCREASE (DECREASE)	(4,181,021)	(19,712,186)	7,989,027	(2,244,533)

Net Assets:
Beginning of period	103,244,348	122,956,534	247,975,148	250,219,681
End of period	$99,063,327	$103,244,348	$255,964,175	$247,975,148
Undistributed (distributions in excess of) net investment income	$(1,813,381)	$(1,382,470)	$327,482	$307,256

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013

$4,654,271	$9,900,718	$1,487,014	$3,271,505
981,338	1,514,717	(50,627)	197,216
2,804,525	(19,182,615)	1,510,239	(5,947,319)
8,440,134	(7,767,180)	2,946,626	(2,478,598)

(4,642,915)	(9,871,792)	(1,479,417)	(3,253,380)
(1,518,654)	(1,240,072)	(207,704)	(803,712)
(6,161,569)	(11,111,864)	(1,687,121)	(4,057,092)

26,408,893	71,893,920	9,540,739	25,214,485
930,572	1,743,946	245,037	681,980
(36,808,172)	(66,450,191)	(11,310,868)	(30,464,689)
(9,468,707)	7,187,675	(1,525,092)	(4,568,224)
(7,190,142)	(11,691,369)	(265,587)	(11,103,914)

307,995,803	319,687,172	103,733,459	114,837,373
$300,805,661	$307,995,803	$103,467,872	$103,733,459
$(1,541)	$(12,897)	$(18,638)	$(26,235)

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2014	$34.32	$0.11		$2.20	$2.31	$(0.19)	$(4.49)	$(4.68)
For the Fiscal Years Ended October 31,
2013	28.81	0.25		6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(d)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(e)	3.41	3.60	(0.11)	—	(0.11)
2009(f)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2014	$29.83	$0.37		$1.67	$2.04	$(0.38)	$(0.02)	$(0.40)
For the Fiscal Years Ended October 31,
2013	24.10	0.77		5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(f)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from special dividends paid to the Fund by portfolio investments which amounted to $0.02 per share and 0.09% of average net assets.

(e)	Reflects income recognized from special dividends paid to the Fund by portfolio investments which amounted to $0.13 per share and 0.56% of average net assets.

(f)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$31.95	7.34%	$99,935	1.05	%(c)	1.05	%(c)	0.68	%(c)	25%

34.32	24.39	103,436	1.07		1.07		0.80		78
28.81	13.18	90,413	1.13		1.15		0.57		52
25.56	3.84	96,856	1.13		1.19		0.50	(d)	43
24.73	16.98	119,567	1.13		1.24		0.82	(e)	46
21.24	15.55	110,522	1.13		1.20		0.52		39

$31.47	6.89%	$192,128	0.62	%(c)	0.62	%(c)	2.46	%(c)	10%

29.83	27.27	158,742	0.66		0.66		2.84		34
24.10	16.99	97,737	0.70		0.70		2.94		46
21.18	14.51	71,025	0.86		0.90		2.32		116
18.91	13.88	49,932	1.20		1.26		1.24		47
16.81	5.19	63,622	1.20		1.22		1.98		61

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2014	$38.64	$0.01		$1.90	$1.91	$(0.11)	$(4.13)	$(4.24)
For the Fiscal Years Ended October 31,
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(d)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(e)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(f)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2014	$20.24	$0.35		$0.18	$0.53	$(0.40)	$—	$(0.40)
For the Fiscal Years Ended October 31,
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(f)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from special dividends paid to the Fund by portfolio investments which amounted to $0.09 per share and 0.20% of average net assets.

(e)	Reflects income recognized from special dividends paid to the Fund by portfolio investments which amounted to $0.07 per share and 0.19% of average net assets.

(f)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$36.31	5.30%	$63,977	1.06	%(c)	1.06	%(c)	0.06	%(c)	25%

38.64	27.92	65,621	1.09		1.09		0.45		75
33.38	8.12	56,936	1.18		1.18		0.20	(d)	64
32.78	4.93	56,264	1.24		1.24		(0.18	)(e)	46
31.24	30.08	53,380	1.33		1.33		(0.24)		45
24.06	19.76	48,771	1.33		1.33		0.12		58

$20.37	2.66%	$821,146	0.71	%(c)	0.71	%(c)	3.53	%(c)	11%

20.24	0.31	779,704	0.72		0.72		3.71		23
20.99	7.30	785,627	0.77		0.77		3.96		18
20.39	4.80	725,261	0.81		0.81		4.39		26
20.35	11.46	648,695	0.83		0.83		4.75		26
19.17	17.00	570,560	0.81		0.81		5.23		22

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2014	$17.78	$0.12	$(0.06)	$0.06	$(0.20)	$—	$(0.20)
For the Fiscal Years Ended October 31,
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(d)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2014	$19.27	$0.30	$0.22	$0.52	$(0.30)	$(0.14)	$(0.44)
For the Fiscal Years Ended October 31,
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(d)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$17.64	0.31%	$99,063	0.68	%(c)	0.84	%(c)	1.37	%(c)	9%

17.78	0.24	103,244	0.68		0.83		1.48		25
18.14	2.46	122,957	0.68		0.83		1.66		26
18.15	1.07	129,510	0.68		0.88		2.09		27
18.48	5.04	133,022	0.68		0.89		2.60		28
18.16	7.85	105,981	0.68		0.93		3.14		25

$19.35	2.76%	$255,964	0.66	%(c)	0.66	%(c)	3.17	%(c)	23%

19.27	(2.23)	247,975	0.66		0.66		3.18		37
20.59	9.95	250,220	0.70		0.74		3.16		17
19.42	4.73	194,878	0.70		0.84		3.76		44
19.50	7.43	191,897	0.70		0.86		3.49		46
18.84	10.89	163,878	0.70		0.85		3.77		27

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2014	$19.25	$0.30	$0.27	$0.57	$(0.30)	$(0.10)	$(0.40)
For the Fiscal Years Ended October 31,
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(d)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2014	$18.90	$0.27	$0.28	$0.55	$(0.27)	$(0.04)	$(0.31)
For the Fiscal Years Ended October 31,
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(d)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.42	2.99%	$300,806	0.65	%(c)	0.65	%(c)	3.17	%(c)	8%

19.25	(2.29)	307,996	0.64		0.64		3.07		23
20.39	7.33	319,687	0.70		0.74		3.20		14
19.69	3.77	266,668	0.70		0.84		3.57		15
19.70	5.72	265,798	0.70		0.84		3.37		19
19.30	9.54	229,687	0.70		0.83		3.50		10

$19.14	2.94%	$103,468	0.70	%(c)	0.83	%(c)	2.91	%(c)	11%

18.90	(2.09)	103,733	0.70		0.83		2.91		22
20.01	7.32	114,837	0.70		0.85		3.11		24
19.27	4.09	98,340	0.70		0.90		3.50		14
19.32	5.15	84,067	0.70		0.94		3.31		23
19.05	10.33	75,878	0.70		0.93		3.38		16

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the funds as a reduction to the cost of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred directly by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The Funds adopted the disclosure requirement of netting for the current reporting period. Since these amended principles only require additional disclosures concerning offsetting and related arrangements, adoption did not affect the Funds’ financial condition or result of operations.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

A MRA governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At April 30, 2014, the Funds’ investment in a repurchase agreement was subject to enforceable MRAs. The repurchase agreement on a net basis was as follows:

Repurchase Agreements	Growth	Value	MidCap Growth	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Total gross amount presented in Statements of Assets and Liabilities	$950,000	$3,625,000	$599,000	$20,978,000	$3,621,000	$21,663,000	$9,665,000	$2,252,000
Non-cash Collateral offsetting(1)	(950,000)	(3,625,000)	(599,000)	(20,978,000)	(3,621,000)	(21,663,000)	(9,665,000)	(2,252,000)
Net Amount(2)	$—	$—	$—	$—	$—	$—	$—	$—

(1)	At April 30, 2014, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(2)	Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

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Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2014:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$99,102,173	$—	$—
Short-term Investment	—	950,000	—
Total	$99,102,173	$950,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$189,952,805	$—	$—
Short-term Investment	—	3,625,000	—
Total	$189,952,805	$3,625,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$63,384,450	$—	$—
Short-term Investment	—	599,000	—
Total	$63,384,450	$599,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$76,035,784	$—
Municipal Bond Obligations	—	96,352,444	—
Mortgage-Backed Obligations	—	162,886,827	—
Corporate Obligations	—	402,485,510	—
Foreign Debt Obligations	519,658	—	—
U.S. Treasury and/or Other U.S. Government Agencies	12,588,531	49,340,315	—
Investment Company	5,212,166	—	—
Short-term Investment	—	20,978,000	—
Total	$18,320,355	$808,078,880	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,734,190	$—
Mortgage-Backed Obligations	—	21,549,192	—
U.S. Treasury and/or Other U.S. Government Agencies	7,643,086	62,435,327	—
Short-term Investment	—	3,621,000	—
Total	$7,643,086	$91,339,709	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$226,644,476	$—
Investment Company	5,682,511	—	—
Short-term Investment	—	21,663,000	—
Total	$5,682,511	$248,307,476	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$282,173,659	$—
Investment Company	7,232,287	—	—
Short-term Investment	—	9,665,000	—
Total	$7,232,287	$291,838,659	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$97,543,804	$—
Investment Company	2,686,278	—	—
Short-term Investment	—	2,252,000	—
Total	$2,686,278	$99,795,804	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

The contractual advisory fee for the Value Fund is 0.30% of the Fund’s average daily net assets.

For the six months ended April 30, 2014, the effective advisory fees were 0.65%, 0.65%, 0.48%, 0.39%, 0.36%, 0.48%, and 0.42% for the Growth, MidCap Growth, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2014.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2014, Commerce Bank an affiliate of the Adviser, received $174,645 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce

COMMERCE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2014, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$25,356,644	$—	$35,693,278
Value	—	41,624,363	—	17,467,664
MidCap Growth	—	15,759,725	—	20,906,301
Bond	—	108,282,579	2,954,393	83,445,448
Short-Term Government	7,668,694	1,049,673	10,547,981	1,824,376
National Tax-Free Intermediate Bond	—	52,081,902	—	58,414,240
Missouri Tax-Free Intermediate Bond	—	22,116,110	—	40,460,330
Kansas Tax-Free Intermediate Bond	—	10,995,796	—	13,099,414

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2013, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward	$—	$—	$—	$(1,094,728)
Timing differences (distributions payable, deferred compensation)	$(2,504)	$(8,454)	$(6,357)	$(1,977,154)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(6,439,409)	$—	$—	$—
Timing differences (distributions payable, deferred compensation)	$(106,511)	$(657,878)	$(720,473)	$(229,003)

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Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

6. TAX INFORMATION (continued)

	Bond	Short-Term Government
Capital loss carryforwards:(1)
Expiring 2014	$(1,094,728)	$(2,653,199)
Expiring 2015	—	(1,094,544)
Expiring 2016	—	(347,228)
Expiring 2017	—	(400,692)
Expiring 2018	—	(460,436)
Expiring 2019	—	(375,119)
Perpetual Short-term	—	(224,141)
Perpetual Long-term	—	(884,050)
Total capital loss carryforwards:	$(1,094,728)	$(6,439,409)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2014, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$80,208,022	$158,943,437	$50,163,002	$782,493,935
Gross unrealized gain	20,194,944	35,435,147	14,511,711	55,230,865
Gross unrealized loss	(350,793)	(800,779)	(691,263)	(11,325,565)
Net unrealized gain	$19,844,151	$34,634,368	$13,820,448	$43,905,300

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$97,758,487	$250,528,857	$295,164,404	$99,789,895
Gross unrealized gain	4,317,523	9,984,031	11,142,918	3,921,765
Gross unrealized loss	(3,093,215)	(6,522,901)	(7,236,376)	(1,229,578)
Net unrealized gain	$1,224,308	$3,461,130	$3,906,542	$2,692,187

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risk include, but are not limited to, the following:

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

COMMERCE FUNDS

7. OTHER RISKS (continued)

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the 1940 Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with the Adviser for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 19, 2013 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and

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Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

9. OTHER MATTERS (continued)

considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of services provided by the Adviser to the Funds, taking into account the investment objectives and strategies of each Fund and knowledge gained from meetings with management through the year. The Trustees also considered the available resources and key investment personnel of the Adviser and their experience and length of service to the Funds. The Trustees discussed the Adviser’s reports to the Board, compliance record, risk management program and effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, service as the Funds’ co-administrator, adherence to investment policies, execution of portfolio transactions and selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested significant resources in the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and credit research and analytic process and was able to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear, concise reports to the Board and updated the Trustees frequently on performance issues. In particular, they noted the Adviser’s efforts to correct the underperformance of the Equity Funds in recent years. They concluded that the Adviser had (i) an excellent compliance record, and (ii) provided strong oversight over compliance programs of the other service providers to the Funds. The Trustees also discussed that the Funds had had clean audits and regulatory exams and that the Adviser had made significant commitments to address regulatory requirements applicable to the Funds and the Adviser. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of each of the Funds. They also considered performance in light of market conditions and each Fund’s investment objectives and strategies including risk and credit parameters, if applicable. They reviewed and discussed the Lipper and other information presented, which compared each Fund’s performance with that of its benchmark and with performance of comparable funds and peer groups identified by Lipper. The Trustees believed that performance of the Fixed Income Funds was generally satisfactory, especially over the longer term periods of three, five and ten years, and competitive with Lipper peers.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

The Trustees considered that the Value Fund’s returns were excellent over the three, five and ten-year periods and that the Adviser had successfully improved the Fund’s performance through changes to its quantitative investment methodology. The Trustees concluded that the Growth and MidCap Growth Funds’ returns were not as competitive but that the Adviser was making significant efforts to address underperformance of the Funds through changes to their quantitative models and that the Trustees would continue to monitor these changes.

Fund Fees and Expenses – The Trustees next turned to Fund advisory fees and expenses. They reviewed each Fund’s advisory fees and net expense ratios versus similar funds as presented in the Lipper information. They observed that the advisory fees were generally higher than peers (except for the Value, MidCap Growth and Missouri Tax-Free Intermediate Bond Funds) and that net expenses were higher than peers, except for the Bond, MidCap Growth and Value Funds. The Trustees noted that where Fund expenses were higher, it was within a range of 1-10 basis points. The Trustees considered the amount of assets in the Funds, the Funds’ share structure and the Adviser’s fee caps on each of the Short-Term Government and Tax-Free Funds, and substantial reimbursements made by the Adviser to maintain those caps.

The Trustees also reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliates to similar institutional accounts managed by Commerce personnel. These accounts were not managed by the Adviser but by its affiliate, CTC, but some of the same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same. The Trustees considered Commerce’s explanations for the differences in services provided by Commerce or its affiliates to these clients.

Costs of Services and Profits Realized by the Adviser – The Board considered the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser had reduced its advisory fees for most of the Funds in the prior year pursuant to a Fee Reduction Commitment, under which those Funds’ advisory fees were permanently reduced and made subject to breakpoints. It was also noted that the Adviser’s cost allocation methodology had not changed and appeared generally reasonable. The Trustees discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and concluded that it was within the range of reasonability.

Economies of Scale – The Trustees considered that the Funds’ (other than the Value Fund) had breakpoints in their respective advisory fee schedules. In addition, the Trustees considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps. The Trustees concluded that the Adviser was sharing economies of scale with shareholders.

Fall-Out Benefits – The principal benefits to the Adviser from its relationship with the Funds were its receipt of soft dollars, its contract as a Co-Administrator of the Funds and CTC’s receipt of shareholder servicing fees. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser had a system in place to test for best execution, which is reviewed with the Board on at least an annual basis.

The Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	168,073	$5,297,480	385,331	$11,746,374
Reinvestment of distributions	247,431	7,605,254	75,149	2,101,839
Shares redeemed	(302,081)	(9,587,291)	(584,239)	(17,685,727)
Net Increase (Decrease)	113,423	$3,315,443	(123,759)	$(3,837,514)

	Value Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	1,350,018	$40,965,303	2,296,040	$62,820,109
Reinvestment of distributions	29,408	902,912	36,589	978,772
Shares redeemed	(594,685)	(18,053,652)	(1,066,785)	(28,396,268)
Net Increase	784,741	$23,814,563	1,265,844	$35,402,613

	MidCap Growth Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	108,887	$3,941,852	260,802	$8,883,313
Reinvestment of distributions	58,985	2,082,930	56,928	1,750,937
Shares redeemed	(104,448)	(3,808,226)	(325,042)	(11,188,439)
Net Increase (Decrease)	63,424	$2,216,556	(7,312)	$(554,189)

	Bond Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	3,613,687	$73,027,045	7,714,810	$159,396,997
Shares issued in connection with in-kind	751,652	15,190,894	—	—
Reinvestment of distributions	193,270	3,909,778	369,231	7,611,044
Shares redeemed	(2,775,647)	(56,116,074)	(6,984,000)	(144,083,912)
Net Increase	1,782,962	$36,011,643	1,100,041	$22,924,129

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	1,310,063	$23,157,600	2,390,738	$43,011,189
Reinvestment of distributions	25,265	446,557	48,829	876,785
Shares redeemed	(1,525,692)	(26,980,600)	(3,409,766)	(61,302,347)
Net Decrease	(190,364)	$(3,376,443)	(970,199)	$(17,414,373)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	1,535,700	$29,379,031	3,500,446	$70,152,639
Reinvestment of distributions	24,629	468,864	55,216	1,117,021
Shares redeemed	(1,200,353)	(22,905,677)	(2,838,861)	(56,589,335)
Net Increase	359,976	$6,942,218	716,801	$14,680,325

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	1,373,983	$26,408,893	3,579,092	$71,893,920
Reinvestment of distributions	48,594	930,572	87,429	1,743,946
Shares redeemed	(1,925,733)	(36,808,172)	(3,352,746)	(66,450,191)
Net Increase (Decrease)	(503,156)	$(9,468,707)	313,775	$7,187,675

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	506,101	$9,540,739	1,287,734	$25,214,485
Reinvestment of distributions	12,978	245,037	34,794	681,980
Shares redeemed	(599,781)	(11,310,868)	(1,574,094)	(30,464,689)
Net Decrease	(80,702)	$(1,525,092)	(251,566)	$(4,568,224)

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2014 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,073.40		$5.40	$1,000.00	$1,068.90		$3.18	$1,000.00	$1,053.00		$5.40	$1,000.00	$1,026.60		$3.57
Hypothetical 5% return	1,000.00	1,019.59	+	5.26	1,000.00	1,021.72	+	3.11	1,000.00	1,019.54	+	5.31	1,000.00	1,021.27	+	3.58
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,003.10		$3.38	$1,000.00	$1,027.60		$3.32	$1,000.00	$1,029.90		$3.27	$1,000.00	$1,029.40		$3.52
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.52	+	3.31	1,000.00	1,021.57	+	3.26	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2014. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.05%	Short-Term Government	0.68%
Value	0.62	National Tax-Free Intermediate Bond	0.66
MidCap Growth	1.06	Missouri Tax-Free Intermediate Bond	0.65
Bond	0.71	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

The Commerce Funds (continued)

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER

AND CO-ADMINISTRATOR

Commerce Investment Advisors, Inc.

922 Walnut Street

4th Floor

Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

State Street Bank & Trust Company

1 Lincoln Street

Boston, Massachusetts 02111

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 W. 9th

4th Floor

Kansas City, Missouri 64105

DISTRIBUTOR

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street

New York, New York 10282

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South St.

Boston, MA 02111

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, Chairman

David L. Bodde, Lead Independent Trustee

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Of?cer, and Secretary

Jeffrey Bolin, Vice President

Peter W. Fortner, Chief Accounting Of?cer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Andrew Murphy, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

131430.MF.MED.TMPL/6/2014

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William R. Schuetter
William R. Schuetter
President
June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William R. Schuetter
William R. Schuetter
President
The Commerce Funds
June 27, 2014

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
June 27, 2014